UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-09105
New World Fund, Inc.
(Exact name of registrant as specified in charter)

333 South Hope Street, 55th Floor
Los Angeles, California 90071
(Address of principal executive offices)

Hong T. Le
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
October 31
Date of reporting period:
October 31, 2025
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
New World Fund
®
Class A
| NEWFX
for the year ended October 31, 2025
This annual shareholder report contains important information about New World Fund

(the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 108	0.97%
Management's discussion of fund performance
The fund’s Class A shares gained 23.20% for the year ended October 31, 2025.
That
result compares with a 27.91% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with most non-U.S. markets outpacing U.S. equities throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Most sectors delivered positive returns for the fund, with information technology, financials, industrials and communication services contributing significantly. Returns from the consumer discretionary and materials sectors were also positive, though below the portfolio’s overall returns. Geographically, shares of companies based in the U.S., China, Korea and Taiwan made meaningful contributions to investment results.
Conversely, holdings in the health care sector weighed slightly on overall results. Returns from the energy and real estate sectors were the smallest positive contributors over the period. On a country basis, investments in Denmark, Indonesia and Luxembourg were among the most notable detractors from portfolio results.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital
gains.

Average annual total
returns
	1 year	5 years	10 years
New World Fund — Class A (with sales charge ) *	16.11%	7.40%	8.48%
New World Fund — Class A (without sales charge) *	23.20%	8.68%	9.12%
MSCI Emerging Markets Index †	27.91%	7.46%	7.69%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would
pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 75,868
Total number of portfolio holdings	624
Total advisory fees paid (in millions)	$ 335
Portfolio turnover rate	46%
Portfolio holdings by sector
(
percent
of net assets)
*Includes
derivatives
.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-036-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
New World Fund
®
Class C
| NEWCX
for the year ended October 31, 2025
This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 191	1.72%
Management's discussion of fund performance
The fund’s Class C shares gained 22.28% for the year ended
October
31, 2025. That result compares with a 27.91% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with most non-U.S. markets outpacing U.S. equities throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Most sectors delivered positive returns for the fund, with information technology, financials, industrials and communication services contributing significantly. Returns from the consumer discretionary and materials sectors were also positive, though below the portfolio’s overall returns. Geographically, shares of companies based in the U.S., China, Korea and Taiwan made meaningful contributions to investment results.
Conversely, holdings in the health care sector weighed slightly on overall results. Returns from the energy and real estate sectors were the smallest positive contributors over the period. On a country basis, investments in Denmark, Indonesia and
Luxembourg
were among the most notable detractors from portfolio results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	5 years	10 years
New World Fund — Class C (with sales charge ) *	21.28%	7.86%	8.45%
New World Fund — Class C (without sales charge) *	22.28%	7.86%	8.45%
MSCI Emerging Markets Index †	27.91%	7.46%	7.69%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 75,868
Total number of portfolio holdings	624
Total advisory fees paid (in millions)	$ 335
Portfolio turnover rate	46%
Portfolio holdings by sector
(percent of net assets)
*Includes
derivatives
.
Availability of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-036-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
New World Fund
®
Class T
| TNWFX
for the year ended October 31, 2025
This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 79	0.71%
Management's discussion of fund
performance
The fund’s Class T shares gained 23.46% for the year ended October 31, 2025. That result compares with a 27.91% gain for the MSCI Emerging Markets Index.
What factors influenced results
Global equity markets posted robust gains over the fiscal
year
, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with most non-U.S. markets outpacing U.S. equities throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Most sectors delivered positive returns for the fund, with information technology, financials, industrials and communication services contributing significantly. Returns from the consumer discretionary and materials sectors were also positive, though below the portfolio’s overall returns. Geographically, shares of companies based in the U.S., China, Korea and Taiwan made meaningful contributions to investment results.
Conversely, holdings in the health care sector weighed slightly on overall results. Returns from the energy and real estate sectors were the smallest positive contributors over the period. On a country basis, investments in Denmark, Indonesia and Luxembourg were among the most notable detractors from portfolio results.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	5 years	Since inception 1
New World Fund — Class T (with sales charge ) 2	20.37%	8.39%	9.11%
New World Fund — Class T (without sales charge) 2	23.46%	8.93%	9.43%
MSCI Emerging Markets Index 3	27.91%	7.46%	7.06%
MSCI ACWI (All Country World Index) 3	22.64%	14.61%	11.84%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 75,868
Total number of portfolio holdings	624
Total advisory fees paid (in millions)	$ 335
Portfolio turnover rate	46%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional
information
Additional information about the fund, including its prospectus, financial informatio
n, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-036-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
New World Fund
®
Class F-1
| NWFFX
for the year ended October 31, 2025
This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 107	0.96%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 23.21% for the year ended October 31, 2025. That result compares with a 27.91
%
gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with most non-U.S. markets outpacing U.S. equities throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Most sectors delivered positive returns for the fund, with information technology, financials, industrials and communication services contributing significantly. Returns from the consumer discretionary and materials sectors were also positive, though below the portfolio’s overall returns. Geographically, shares of companies based in the U.S., China, Korea and Taiwan made meaningful contributions to investment results.
Conversely, holdings in the health care sector weighed slightly on overall results. Returns from the energy and real estate sectors were the smallest positive contributors over the period. On a country basis, investments in Denmark, Indonesia and Luxembourg were among the most notable detractors from portfolio results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital
gains
.

Average annual
total
returns
	1 year	5 years	10 years
New World Fund — Class F-1 *	23.21%	8.69%	9.14%
MSCI Emerging Markets Index †	27.91%	7.46%	7.69%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 75,868
Total number of portfolio holdings	624
Total advisory fees paid (in millions)	$ 335
Portfolio turnover rate	46%
Portfolio holdings by sector
(
percent
of net assets)
*Includes derivatives.
Availability of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important
information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-036-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
New World Fund
®
Class F-2
| NFFFX
for the year ended October 31, 2025
This annual shareholder report contains important information about New World Fund

(the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 76	0.68%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 23.56% for the year ended October 31,
2025
. That result compares with a 27.91% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with most non-U.S. markets outpacing U.S. equities throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Most sectors delivered positive returns for the fund, with information technology, financials, industrials and communication services contributing significantly. Returns from the consumer discretionary and materials sectors were also positive, though below the portfolio’s overall returns. Geographically, shares of companies based in the U.S., China, Korea and Taiwan made meaningful contributions to investment results.
Conversely, holdings in the health care sector weighed slightly on overall results. Returns from the energy and real estate sectors were the smallest positive contributors over the period. On a country basis, investments in Denmark, Indonesia and Luxembourg were among the most notable detractors from portfolio results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital
gains
.

Average annual
total
returns
	1 year	5 years	10 years
New World Fund — Class F-2 *	23.56%	9.00%	9.44%
MSCI Emerging Markets Index †	27.91%	7.46%	7.69%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 75,868
Total number of portfolio holdings	624
Total advisory fees paid (in millions)	$ 335
Portfolio turnover rate	46%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of
additional
information
Additional information about the fund, including its
prospectus
, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-036-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
New World Fund
®
Class F-3
| FNWFX
for the year ended October 31, 2025
This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 64	0.57%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 23.69% for the year ended October 31, 2025. That result compares
with a 27.91% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with most non-U.S. markets outpacing U.S. equities throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Most sectors delivered positive returns for the fund, with information technology, financials, industrials and communication services contributing significantly. Returns from the consumer discretionary and materials sectors were also positive, though below the portfolio’s overall returns. Geographically, shares of companies based in the U.S., China, Korea and Taiwan made meaningful contributions to investment results.
Conversely, holdings in the health care sector weighed slightly on overall results. Returns from the energy and real estate sectors were the smallest positive contributors over the period. On a country basis, investments in Denmark, Indonesia and Luxembourg were among the most notable detractors from portfolio results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	5 years	Since inception 1
New World Fund — Class F-3 2	23.69%	9.12%	9.99%
MSCI Emerging Markets Index 3	27.91%	7.46%	7.53%
MSCI ACWI (All Country World Index) 3	22.64%	14.61%	11.96%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 75,868
Total number of portfolio holdings	624
Total advisory fees paid (in millions)	$ 335
Portfolio turnover rate	46%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional in
form
ation
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-036-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
New World Fund
®
Class 529-A
| CNWAX
for the year ended October 31, 2025
This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 inves
tme
nt)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 110	0.99%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 23.19% for the year ended October 31, 2025. That result compares with a 27.91% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer
to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with most non-U.S. markets outpacing U.S. equities throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Most sectors delivered positive returns for the fund, with information technology, financials, industrials and communication services contributing significantly. Returns from the consumer discretionary and materials sectors were also positive, though below the portfolio’s overall returns. Geographically, shares of companies based in the U.S., China, Korea and Taiwan made meaningful contributions to investment results.
Conversely, holdings in the health care sector weighed slightly on overall results. Returns from the energy and real estate sectors were the smallest positive contributors over the period. On a country basis, investments in Denmark, Indonesia and Luxembourg were among the most notable detractors from portfolio results.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
New World Fund — Class 529-A (with sales charge) *	18.88%	7.88%	8.69%
New World Fund — Class 529-A (without sales charge) *	23.19%	8.65%	9.08%
MSCI Emerging Markets Index †	27.91%	7.46%	7.69%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 75,868
Total number of portfolio holdings	624
Total advisory fees paid (in millions)	$ 335
Portfolio turnover rate	46%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-036-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
New World Fund
®
Class 529-C
| CNWCX
for the year ended October 31, 2025
This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 inve
stm
ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 194	1.75%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 22.23% for the year ended October 31, 2025. That result compares with a 27.91% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including
the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with most non-U.S. markets outpacing U.S. equities throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Most sectors delivered positive returns for the fund, with information technology, financials, industrials and communication services contributing significantly. Returns from the consumer discretionary and materials sectors were also positive, though below the portfolio’s overall returns. Geographically, shares of companies based in the U.S., China, Korea and Taiwan made meaningful contributions to investment results.
Conversely, holdings in the health care sector weighed slightly on overall results. Returns from the energy and real estate sectors were the smallest positive contributors over the period. On a country basis, investments in Denmark, Indonesia and Luxembourg were among the most notable detractors from portfolio results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
New World Fund — Class 529-C (with sales charge) *	21.23%	7.82%	8.66%
New World Fund — Class 529-C (without sales charge) *	22.23%	7.82%	8.66%
MSCI Emerging Markets Index †	27.91%	7.46%	7.69%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 75,868
Total number of portfolio holdings	624
Total advisory fees paid (in millions)	$ 335
Portfolio turnover rate	46%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-036-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
New World Fund
®
Class 529-E
| CNWEX
for the year ended Octo
ber
31, 2025
This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 134	1.20%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 22.92% for the year ended October 31, 2025. That result compares with a 27.91% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund
lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with most non-U.S. markets outpacing U.S. equities throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Most sectors delivered positive returns for the fund, with information technology, financials, industrials and communication services contributing significantly. Returns from the consumer discretionary and materials sectors were also positive, though below the portfolio’s overall returns. Geographically, shares of companies based in the U.S., China, Korea and Taiwan made meaningful contributions to investment results.
Conversely, holdings in the health care sector weighed slightly on overall results. Returns from the energy and real estate sectors were the smallest positive contributors over the period. On a country basis, investments in Denmark, Indonesia and Luxembourg were among the most notable detractors from portfolio results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
New World Fund — Class 529-E *	22.92%	8.44%	8.86%
MSCI Emerging Markets Index †	27.91%	7.46%	7.69%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 75,868
Total number of portfolio holdings	624
Total advisory fees paid (in millions)	$ 335
Portfolio turnover rate	46%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-036-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
New World Fund
®
Class 529-T
| TWNFX
for the year ended October 31, 2025
This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 86	0.77%
Management's discussion of fund performance
The fund’s Class 529-T shares gained 23.41% for the year ended October 31, 2025. That result compares with a 27.91% gain for the MSCI Emerging Markets Index.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with most non-U.S. markets outpacing U.S. equities throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Most sectors delivered positive returns for the fund, with information technology, financials, industrials and communication services contributing significantly. Returns from the consumer discretionary and materials sectors were also positive, though below the portfolio’s overall returns. Geographically, shares of companies based in the U.S., China, Korea and Taiwan made meaningful contributions to investment results.
Conversely, holdings in the health care sector weighed slightly on overall results. Returns from the energy and real estate sectors were the smallest positive contributors over the period. On a country basis, investments in Denmark, Indonesia and Luxembourg were among the most notable detractors from portfolio results.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
New World Fund — Class 529-T (with sales charge) 2	20.33%	8.34%	9.06%
New World Fund — Class 529-T (without sales charge) 2	23.41%	8.89%	9.39%
MSCI Emerging Markets Index 3	27.91%	7.46%	7.06%
MSCI ACWI (All Country World Index) 3	22.64%	14.61%	11.84%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 75,868
Total number of portfolio holdings	624
Total advisory fees paid (in millions)	$ 335
Portfolio turnover rate	46%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-036-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
New World Fund
®
Class 529-F-1
| CNWFX
for the year ended October 31, 2025
This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 86	0.77%
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 23.38% for the year ended October 31, 2025. That result
compares with a 27.91% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with most non-U.S. markets outpacing U.S. equities throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Most sectors delivered positive returns for the fund, with information technology, financials, industrials and communication services contributing significantly. Returns from the consumer discretionary and materials sectors were also positive, though below the portfolio’s overall returns. Geographically, shares of companies based in the U.S., China, Korea and Taiwan made meaningful contributions to investment results.
Conversely, holdings in the health care sector weighed slightly on overall results. Returns from the energy and real estate sectors were the smallest positive contributors over the period. On a country basis, investments in Denmark, Indonesia and Luxembourg were among the most notable detractors from portfolio results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
New World Fund — Class 529-F-1 *	23.38%	8.86%	9.30%
MSCI Emerging Markets Index †	27.91%	7.46%	7.69%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 75,868
Total number of portfolio holdings	624
Total advisory fees paid (in millions)	$ 335
Portfolio turnover rate	46%
Portfolio holdings by
secto
r
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-036-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
New World Fund
®
Class 529-F-2
| FNFWX
for the year ended October 31, 2025
This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 in
vest
ment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 78	0.70%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 23.54% for the year ended October 31, 2025. That result compares with a 27.91% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the
fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with most non-U.S. markets outpacing U.S. equities throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Most sectors delivered positive returns for the fund, with information technology, financials, industrials and communication services contributing significantly. Returns from the consumer discretionary and materials sectors were also positive, though below the portfolio’s overall returns. Geographically, shares of companies based in the U.S., China, Korea and Taiwan made meaningful contributions to investment results.
Conversely, holdings in the health care sector weighed slightly on overall results. Returns from the energy and real estate sectors were the smallest positive contributors over the period. On a country basis, investments in Denmark, Indonesia and Luxembourg were among the most notable detractors from portfolio results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
New World Fund — Class 529-F-2 2	23.54%	8.98%	8.97%
MSCI Emerging Markets Index 3	27.91%	7.46%	7.45%
MSCI ACWI (All Country World Index) 3	22.64%	14.61%	14.60%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 75,868
Total number of portfolio holdings	624
Total advisory fees paid (in millions)	$ 335
Portfolio turnover rate	46%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-036-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
New World Fund
®
Class 529-F-3
| FWWNX
for the year ended October 31, 2025
This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 70	0.63%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 23.56% for the year
ended
October 31, 2025. That result compares with a 27.91% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with most non-U.S. markets outpacing U.S. equities throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Most sectors delivered positive returns for the fund, with information technology, financials, industrials and communication services contributing significantly. Returns from the consumer discretionary and materials sectors were also positive, though below the portfolio’s overall returns. Geographically, shares of companies based in the U.S., China, Korea and Taiwan made meaningful contributions to investment results.
Conversely, holdings in the health care sector weighed slightly on overall results. Returns from the energy and real estate sectors were the smallest positive contributors over the period. On a country basis, investments in Denmark, Indonesia and Luxembourg were among the most notable detractors from portfolio results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
New World Fund — Class 529-F-3 2	23.56%	9.02%	9.01%
MSCI Emerging Markets Index 3	27.91%	7.46%	7.45%
MSCI ACWI (All Country World Index) 3	22.64%	14.61%	14.60%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 75,868
Total number of portfolio holdings	624
Total advisory fees paid (in millions)	$ 335
Portfolio turnover rate	46%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional in
for
mation
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-036-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
New World Fund
®
Class R-1
| RNWAX
for the year ended October 31, 2025
This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 183	1.65%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 22.35% for the year ended October 31, 2025. That result compares with a 27.91% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the
fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with most non-U.S. markets outpacing U.S. equities throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Most sectors delivered positive returns for the fund, with information technology, financials, industrials and communication services contributing significantly. Returns from the consumer discretionary and materials sectors were also positive, though below the portfolio’s overall returns. Geographically, shares of companies based in the U.S., China, Korea and Taiwan made meaningful contributions to investment results.
Conversely, holdings in the health care sector weighed slightly on overall results. Returns from the energy and real estate sectors were the smallest positive contributors over the period. On a country basis, investments in Denmark, Indonesia and Luxembourg were among the most notable detractors from portfolio results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
New World Fund — Class R-1 *	22.35%	7.93%	8.33%
MSCI Emerging Markets Index †	27.91%	7.46%	7.69%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statis
tics
Fund net assets (in millions)	$ 75,868
Total number of portfolio holdings	624
Total advisory fees paid (in millions)	$ 335
Portfolio turnover rate	46%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-036-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
New World Fund
®
Class R-2
| RNWBX
for the year ended October 31, 2025
This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on
a
hypothetical $10,000 inve
stm
ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 186	1.67%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 22.32% for the year ended October 31, 2025. That result compares with a 27.91% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with most non-U.S. markets outpacing U.S. equities throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Most sectors delivered positive returns for the fund, with information technology, financials, industrials and communication services contributing significantly. Returns from the consumer discretionary and materials sectors were also positive, though below the portfolio’s overall returns. Geographically, shares of companies based in the U.S., China, Korea and Taiwan made meaningful contributions to investment results.
Conversely, holdings in the health care sector weighed slightly on overall results. Returns from the energy and real estate sectors were the smallest positive contributors over the period. On a country basis, investments in Denmark, Indonesia and Luxembourg were among the most notable detractors from portfolio results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
New World Fund — Class R-2 *	22.32%	7.92%	8.36%
MSCI Emerging Markets Index †	27.91%	7.46%	7.69%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 75,868
Total number of portfolio holdings	624
Total advisory fees paid (in millions)	$ 335
Portfolio turnover rate	46%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-036-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
New World Fund
®
Class R-2E
| RNEBX
for the year ended October 31, 2025
This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 inves
tme
nt)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 153	1.37%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 22.71% for the year ended October 31, 2025. That result compares with a 27.91% gain for the MSCI Emerging Markets Index. For information
on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with most non-U.S. markets outpacing U.S. equities throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Most sectors delivered positive returns for the fund, with information technology, financials, industrials and communication services contributing significantly. Returns from the consumer discretionary and materials sectors were also positive, though below the portfolio’s overall returns. Geographically, shares of companies based in the U.S., China, Korea and Taiwan made meaningful contributions to investment results.
Conversely, holdings in the health care sector weighed slightly on overall results. Returns from the energy and real estate sectors were the smallest positive contributors over the period. On a country basis, investments in Denmark, Indonesia and Luxembourg were among the most notable detractors from portfolio results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
New World Fund — Class R-2E *	22.71%	8.25%	8.68%
MSCI Emerging Markets Index †	27.91%	7.46%	7.69%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 75,868
Total number of portfolio holdings	624
Total advisory fees paid (in millions)	$ 335
Portfolio turnover rate	46%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-036-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
New World Fund
®
Class R-3
| RNWCX
for the year ended October 31, 2025
This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,
000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 136	1.22%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 22.90% for the year ended October 31, 2025. That result compares with a 27.91% gain for the MSCI Emerging Markets Index. For information on
returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with most non-U.S. markets outpacing U.S. equities throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Most sectors delivered positive returns for the fund, with information technology, financials, industrials and communication services contributing significantly. Returns from the consumer discretionary and materials sectors were also positive, though below the portfolio’s overall returns. Geographically, shares of companies based in the U.S., China, Korea and Taiwan made meaningful contributions to investment results.
Conversely, holdings in the health care sector weighed slightly on overall results. Returns from the energy and real estate sectors were the smallest positive contributors over the period. On a country basis, investments in Denmark, Indonesia and Luxembourg were among the most notable detractors from portfolio results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
New World Fund — Class R-3 *	22.90%	8.41%	8.84%
MSCI Emerging Markets Index †	27.91%	7.46%	7.69%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 75,868
Total number of portfolio holdings	624
Total advisory fees paid (in millions)	$ 335
Portfolio turnover rate	46%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-036-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
New World Fund
®
Class R-4
| RNWEX
for the year ended October 31, 2025
This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,
000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 103	0.92%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 23.25% for the year ended October 31, 2025. That result compares with a 27.91% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund
lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with most non-U.S. markets outpacing U.S. equities throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Most sectors delivered positive returns for the fund, with information technology, financials, industrials and communication services contributing significantly. Returns from the consumer discretionary and materials sectors were also positive, though below the portfolio’s overall returns. Geographically, shares of companies based in the U.S., China, Korea and Taiwan made meaningful contributions to investment results.
Conversely, holdings in the health care sector weighed slightly on overall results. Returns from the energy and real estate sectors were the smallest positive contributors over the period. On a country basis, investments in Denmark, Indonesia and Luxembourg were among the most notable detractors from portfolio results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
New World Fund — Class R-4 *	23.25%	8.74%	9.18%
MSCI Emerging Markets Index †	27.91%	7.46%	7.69%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 75,868
Total number of portfolio holdings	624
Total advisory fees paid (in millions)	$ 335
Portfolio turnover rate	46%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-036-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
New World Fund
®
Class R-5E
| RNWHX
for the year ended October 31, 2025
This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,
00
0 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 80	0.72%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 23.51% for the year ended October 31, 2025. That result compares with
a 27.91% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with most non-U.S. markets outpacing U.S. equities throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Most sectors delivered positive returns for the fund, with information technology, financials, industrials and communication services contributing significantly. Returns from the consumer discretionary and materials sectors were also positive, though below the portfolio’s overall returns. Geographically, shares of companies based in the U.S., China, Korea and Taiwan made meaningful contributions to investment results.
Conversely, holdings in the health care sector weighed slightly on overall results. Returns from the energy and real estate sectors were the smallest positive contributors over the period. On a country basis, investments in Denmark, Indonesia and Luxembourg were among the most notable detractors from portfolio results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
New World Fund — Class R-5E 2	23.51%	8.95%	9.34%
MSCI Emerging Markets Index 3	27.91%	7.46%	7.78%
MSCI ACWI (All Country World Index) 3	22.64%	14.61%	11.38%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 75,868
Total number of portfolio holdings	624
Total advisory fees paid (in millions)	$ 335
Portfolio turnover rate	46%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-036-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
New World Fund
®
Class R-5
| RNWFX
for the year ended October 31, 2025
This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypotheti
cal
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 70	0.63%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 23.64% for the year ended October 31, 2025. That result compares with a
27.91
% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with most non-U.S. markets outpacing U.S. equities throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Most sectors delivered positive returns for the fund, with information technology, financials, industrials and communication services contributing significantly. Returns from the consumer discretionary and materials sectors were also positive, though below the portfolio’s overall returns. Geographically, shares of companies based in the U.S., China, Korea and Taiwan made meaningful contributions to investment results.
Conversely, holdings in the health care sector weighed slightly on overall results. Returns from the energy and real estate sectors were the smallest positive contributors over the period. On a country basis, investments in Denmark, Indonesia and Luxembourg were among the most notable detractors from portfolio results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual
to
tal returns
	1 year	5 years	10 years
New World Fund — Class R-5 *	23.64%	9.06%	9.50%
MSCI Emerging Markets Index †	27.91%	7.46%	7.69%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 75,868
Total number of portfolio holdings	624
Total advisory fees paid (in millions)	$ 335
Portfolio turnover rate	46%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-036-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
New World Fund
®
Class R-6
| RNWGX
for the year ended October 31, 2025
This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 64	0.57%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 23.69% for the year ended October 31, 2025. That result compares with a 27.91% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including
the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with most non-U.S. markets outpacing U.S. equities throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Most sectors delivered positive returns for the fund, with information technology, financials, industrials and communication services contributing significantly. Returns from the consumer discretionary and materials sectors were also positive, though below the portfolio’s overall returns. Geographically, shares of companies based in the U.S., China, Korea and Taiwan made meaningful contributions to investment results.
Conversely, holdings in the health care sector weighed slightly on overall results. Returns from the energy and real estate sectors were the smallest positive contributors over the period. On a country basis, investments in Denmark, Indonesia and Luxembourg were among the most notable detractors from portfolio results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
New World Fund — Class R-6 *	23.69%	9.12%	9.56%
MSCI Emerging Markets Index †	27.91%	7.46%	7.69%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 75,868
Total number of portfolio holdings	624
Total advisory fees paid (in millions)	$ 335
Portfolio turnover rate	46%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-036-1225 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at https://www.capitalgroup.com/individual/pdf/shareholder/cg_code_of_ethics.pdf.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Pablo R. González Guajardo, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
October 31, 2025	144,000	10,000	58,000	None
October 31, 2024	168,000	10,000	61,000	None
Adviser and Affiliates2
October 31, 2025	Not Applicable	1,867,000	4,000	72,000
October 31, 2024	Not Applicable	2,131,000	None	11,000
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
October 31, 2025	2,010,000
October 31, 2024	2,212,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

New World Fund®
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended October 31, 2025
Lit. No. MFGEFP4-036-1225 © 2025 Capital Group. All rights reserved.

Investment portfolio October 31, 2025

Common stocks 94.44%	Shares	Value (000)
Information technology 22.43%
Taiwan Semiconductor Manufacturing Co., Ltd.	123,357,720	$5,968,638
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	218,680	65,698
SK hynix, Inc.	4,798,947	1,874,812
Microsoft Corp.	2,947,481	1,526,235
Broadcom, Inc.	3,959,326	1,463,486
NVIDIA Corp.	5,647,297	1,143,521
ASML Holding NV	471,267	499,003
ASML Holding NV (ADR)	155,883	165,116
Tokyo Electron, Ltd.	2,754,400	611,041
Cloudflare, Inc., Class A (a)	1,628,376	412,468
KLA Corp.	310,148	374,888
Samsung Electronics Co., Ltd.	3,279,698	246,900
Xiaomi Corp., Class B (a)	43,819,500	243,079
SAP SE	739,500	191,086
SAP SE (ADR) (b)	83,657	21,751
Elite Material Co., Ltd.	4,363,400	190,874
MediaTek, Inc.	3,991,130	169,319
Capgemini SE	1,078,723	166,079
Apple, Inc.	529,486	143,157
Intel Corp. (a)	3,486,258	139,415
Synopsys, Inc. (a)	271,012	122,991
Oracle Corp.	400,497	105,175
E Ink Holdings, Inc.	14,685,000	100,886
Jentech Precision Industrial Co., Ltd.	1,449,000	99,666
Corning, Inc.	938,535	83,605
TDK Corp.	4,547,368	78,419
Keyence Corp.	209,100	77,569
eMemory Technology, Inc.	1,108,000	71,329
Micron Technology, Inc.	311,943	69,803
Accton Technology Corp.	1,619,000	56,605
Infineon Technologies AG	1,283,531	50,769
Credo Technology Group Holding, Ltd. (a)	265,462	49,806
ASM International NV	75,804	49,121
Hon Hai Precision Industry Co., Ltd.	5,149,000	42,925
Globant SA (a)	674,740	41,551
Coforge, Ltd.	1,892,925	37,890
Zhongji Innolight Co., Ltd., Class A	550,473	35,908
Unity Software, Inc. (a)	870,867	33,006
ASE Technology Holding Co., Ltd.	3,771,000	30,105
HCL Technologies, Ltd.	1,724,600	29,941
Advantech Co., Ltd.	2,882,000	29,305
EPAM Systems, Inc. (a)	178,164	29,137
Tata Consultancy Services, Ltd.	765,696	26,328
LITE-ON Technology Corp.	3,915,000	22,721
Canva Australia Holdings Pty, Ltd. (a)(c)(d)	10,572	17,403
Disco Corp.	23,500	7,873
		17,016,403

Financials 16.64%
Nu Holdings, Ltd., Class A (a)	58,515,995	942,693
Banco Bilbao Vizcaya Argentaria SA	38,149,027	769,336
Standard Chartered PLC	23,797,619	487,637
KB Financial Group, Inc.	5,707,445	465,077
Mastercard, Inc., Class A	830,722	458,550
Abu Dhabi Islamic Bank PJSC	71,652,279	411,931
HDFC Bank, Ltd.	34,571,248	383,826
Capitec Bank Holdings, Ltd.	1,673,087	369,290
Kotak Mahindra Bank, Ltd.	15,530,377	367,604
UniCredit SpA	4,577,952	338,631
AIA Group, Ltd.	34,597,705	336,643
XP, Inc., Class A	17,950,213	327,053
Banco Santander SA	29,143,690	296,572
PICC Property and Casualty Co., Ltd., Class H	122,617,400	289,905

New World Fund	1

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Al Rajhi Banking and Investment Corp., non-registered shares	10,210,760	$288,151
Eurobank Ergasias Services and Holdings SA	75,515,922	283,614
PB Fintech, Ltd. (a)	14,099,693	283,521
Cholamandalam Investment and Finance Co., Ltd.	14,469,644	275,633
ICICI Bank, Ltd.	11,352,614	172,170
ICICI Bank, Ltd. (ADR)	2,993,607	90,706
Hana Financial Group, Inc.	4,353,090	261,529
Visa, Inc., Class A	664,847	226,540
Axis Bank, Ltd.	15,390,784	213,685
Ping An Insurance (Group) Co. of China, Ltd., Class H	24,994,500	180,710
National Bank of Greece SA	12,189,306	178,925
Emirates NBD Bank PJSC	22,724,642	173,945
Futu Holdings, Ltd. (ADR)	828,837	164,972
Grupo Financiero Banorte, SAB de CV, Series O	17,324,373	163,047
AU Small Finance Bank, Ltd.	16,325,129	161,292
Hong Kong Exchanges and Clearing, Ltd.	2,854,300	156,274
Brookfield Corp., Class A	3,262,401	150,234
People’s Insurance Co. (Group) of China, Ltd. (The), Class H	163,716,000	147,195
Credicorp, Ltd.	555,393	144,958
B3 SA - Brasil, Bolsa, Balcao	55,769,739	131,236
Saudi National Bank (The)	11,911,603	126,729
Woori Financial Group, Inc.	6,864,060	122,566
Banco BTG Pactual SA, units	13,460,527	122,147
Shriram Finance, Ltd.	14,265,455	120,194
Bajaj Finance, Ltd.	10,000,000	117,095
FirstRand Ltd.	23,874,596	113,274
Saudi Awwal Bank SJSC, non-registered shares	12,850,834	110,673
China Merchants Bank Co., Ltd., Class H	15,467,500	96,569
China Merchants Bank Co., Ltd., Class A	2,400,400	13,803
Bank of the Philippine Islands	60,674,985	108,687
Commercial International Bank - Egypt (CIB) SAE (GDR)	47,339,605	101,063
Commercial International Bank - Egypt (CIB) SAE	3,274,824	7,313
Samsung Life Insurance Co., Ltd.	978,643	105,754
BSE, Ltd.	3,557,598	99,305
Prudential Public, Ltd. Co.	6,382,090	88,638
Bank Central Asia Tbk PT	166,675,600	85,105
Aon PLC, Class A	242,917	82,757
Vietnam Technological and Commercial JSCB (The)	59,826,173	80,596
Central Depository Services (India), Ltd.	4,076,626	72,865
Kasikornbank PCL, foreign registered shares	12,478,400	71,861
Public Bank Bhd.	66,584,800	67,142
Abu Dhabi Commercial Bank PJSC	16,229,868	63,693
Samsung Fire & Marine Insurance Co., Ltd.	203,647	63,146
HSBC Holdings PLC (GBP denominated)	4,162,880	58,007
CVC Capital Partners PLC	2,890,191	48,263
Akbank TAS	32,884,580	47,581
Discovery, Ltd.	3,694,696	46,362
360 ONE WAM, Ltd.	3,334,410	40,699
Kaspi.kz JSC (ADR)	519,694	38,868
S&P Global, Inc.	65,100	31,717
Bajaj Finserv, Ltd.	1,331,886	31,259
Bank of Ningbo Co., Ltd., Class A	7,434,120	29,618
Edenred SA	1,001,253	28,784
Wise PLC, Class A (a)	1,919,273	24,372
Swiss Re AG	114,087	20,799
BDO Unibank, Inc.	5,496,366	12,464
Asia Commercial Joint Stock Bank	12,124,220	12,336
Shinhan Financial Group Co., Ltd.	213,353	10,998
Haci Ömer Sabanci Holding AS	5,284,980	10,256
Sberbank of Russia PJSC (c)	38,486,552	— (e)
		12,626,443

Consumer discretionary 13.16%
MercadoLibre, Inc. (a)	626,875	1,458,901
Trip.com Group, Ltd. (ADR)	8,264,921	583,917
Trip.com Group, Ltd.	7,884,155	554,414

2	New World Fund

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Alibaba Group Holding, Ltd.	27,142,400	$576,686
Alibaba Group Holding, Ltd. (ADR) (b)	2,237,750	381,379
Midea Group Co., Ltd., Class A	54,368,804	583,594
LVMH Moet Hennessy-Louis Vuitton SE	780,767	552,059
Eicher Motors, Ltd.	4,921,140	388,397
BYD Co., Ltd., Class A	14,769,204	208,986
BYD Co., Ltd., Class H	9,244,584	119,786
Galaxy Entertainment Group, Ltd.	58,551,000	290,509
Prosus NV, Class N	3,993,191	275,812
H World Group, Ltd. (ADR)	6,538,744	252,396
H World Group, Ltd.	5,461,900	21,168
Compagnie Financiere Richemont SA, Class A	1,257,355	248,486
Maruti Suzuki India, Ltd.	1,279,067	232,851
Eternal, Ltd. (a)	60,616,943	216,671
Jumbo SA	5,378,494	170,662
Sea, Ltd., Class A (ADR) (a)	1,015,686	158,701
Ryohin Keikaku Co., Ltd.	7,532,600	155,187
TVS Motor Co., Ltd.	3,692,209	145,837
Hyundai Motor Co.	706,224	143,298
Vibra Energia SA	30,779,385	136,163
PDD Holdings, Inc. (ADR) (a)	936,710	126,334
MakeMyTrip, Ltd. (a)	1,478,704	118,296
Naspers, Ltd., Class N	1,660,880	116,713
Meituan, Class B (a)	8,616,400	113,510
Sands China, Ltd.	41,109,903	106,699
Wynn Resorts, Ltd.	823,284	97,963
Tesla, Inc. (a)	213,330	97,398
ANTA Sports Products, Ltd.	8,084,400	84,299
Hermes International	33,325	82,337
Pepkor Holdings, Ltd.	51,980,331	79,107
Moncler SpA	1,223,329	73,082
Inchcape PLC	7,112,411	71,254
Coupang, Inc., Class A (a)	1,969,738	62,973
Aptiv Holdings, Ltd. (a)	762,471	61,836
Royal Caribbean Cruises, Ltd.	201,796	57,881
Li Ning Co., Ltd.	24,650,500	53,571
Amadeus IT Group SA, Class A, non-registered shares	691,167	52,844
Booking Holdings, Inc.	10,307	52,336
Mahindra & Mahindra, Ltd.	1,190,296	46,730
YUM! Brands, Inc.	336,760	46,544
Shenzhou International Group Holdings, Ltd.	5,252,700	45,134
Starbucks Corp.	514,074	41,573
adidas AG	199,214	37,636
Ferrari NV (EUR denominated)	93,154	37,257
Marriott International, Inc., Class A	141,421	36,851
InterContinental Hotels Group PLC	286,767	34,490
Swiggy, Ltd. (a)	6,709,163	30,980
Fast Retailing Co., Ltd.	73,600	26,952
Laopu Gold Co., Ltd., Class H (b)	297,400	26,186
Tube Investments of India, Ltd.	702,883	23,898
NIKE, Inc., Class B	341,416	22,052
Industria de Diseno Textil SA	383,360	21,134
Hyundai Mobis Co., Ltd.	91,573	20,279
Shangri-La Asia, Ltd.	32,306,000	20,147
Cyrela Brazil Realty SA, ordinary nominative shares	3,354,724	19,000
Hilton Worldwide Holdings, Inc.	73,767	18,955
Renault SA	461,710	17,931
Compagnie Generale des Etablissements Michelin	514,420	16,425
Lenskart Solutions, Ltd. (a)(f)	3,109,443	14,081
Kering SA	32,675	11,546
Evolution AB	128,617	8,598
		9,988,672

New World Fund	3

Common stocks (continued)	Shares	Value (000)
Industrials 12.50%
Airbus SE, non-registered shares	4,121,716	$1,016,447
Rolls-Royce Holdings PLC	45,487,006	697,800
International Container Terminal Services, Inc.	75,482,621	679,211
Hitachi, Ltd.	18,032,280	618,483
General Electric Co.	1,731,286	534,881
Kanzhun, Ltd., Class A (ADR)	19,289,363	427,452
KANZHUN, Ltd., Class A	2,612,500	28,707
Copa Holdings, SA, Class A	2,771,256	346,989
Rumo SA (g)	112,100,223	331,720
Safran SA	799,129	283,676
Contemporary Amperex Technology Co., Ltd., Class A	4,307,521	237,178
Localiza Rent a Car SA, ordinary nominative shares	32,024,156	234,767
IHI Corp.	11,132,408	232,009
Shenzhen Inovance Technology Co., Ltd., Class A	20,776,858	225,682
BAE Systems PLC	8,124,687	200,046
Uber Technologies, Inc. (a)	2,028,317	195,733
Daikin Industries, Ltd.	1,621,808	189,248
Motiva Infraestrutura de Mobilidade SA	62,819,673	185,425
DSV A/S	852,727	180,918
Leonardo SpA	2,937,580	172,509
AGCO Corp.	1,640,646	169,249
WEG SA (a)	20,682,646	161,849
Techtronic Industries Co., Ltd.	13,838,869	161,798
TransDigm Group, Inc.	118,133	154,578
Siemens AG	538,161	152,298
Grupo Aeroportuario del Pacifico, SAB de CV, Class B	6,585,359	137,272
Grupo Aeroportuario del Pacifico, SAB de CV, Class B (ADR)	14,367	2,993
Aselan Elektronik Sanayi ve Ticaret AS	28,495,799	138,031
Weichai Power Co., Ltd., Class A	43,618,088	91,839
Weichai Power Co., Ltd., Class H	17,634,000	36,435
Mitsui & Co., Ltd.	4,478,500	110,169
Larsen & Toubro, Ltd.	2,237,714	101,600
Jiangsu Hengli Hydraulic Co., Ltd., Class A	7,402,195	100,587
Full Truck Alliance Co., Ltd., Class A (ADR)	7,080,262	92,043
Mitsubishi Heavy Industries, Ltd.	3,059,100	91,603
Schneider Electric SE	276,883	78,532
Hanwha Aerospace Co., Ltd.	101,994	70,017
SM Investments Corp.	4,880,630	60,394
Carrier Global Corp.	996,662	59,291
InPost SA (a)(b)	4,029,746	50,813
Ayala Corp.	6,281,260	49,944
International Consolidated Airlines Group SA (CDI)	8,748,374	48,031
Embraer SA	2,646,565	42,793
Bureau Veritas SA	1,299,053	42,650
Wizz Air Holdings PLC (a)(b)	3,085,148	42,430
GT Capital Holdings, Inc.	4,491,490	41,672
Ingersoll-Rand, Inc.	469,695	35,852
Turk Hava Yollari Anonim Ortakligi, non-registered shares	5,028,909	34,877
Boeing Co. (The) (a)	139,747	28,092
Legrand SA	142,608	24,600
Airports of Thailand PCL, foreign registered shares	19,243,832	24,526
Epiroc AB, Class B	1,009,070	18,904
Haitian International Holdings, Ltd.	3,204,000	8,762
		9,483,405

Communication services 9.84%
Tencent Holdings, Ltd.	26,695,739	2,169,963
Bharti Airtel, Ltd.	37,840,464	873,828
Bharti Airtel, Ltd., interim shares	1,033,821	18,204
Meta Platforms, Inc., Class A	1,302,872	844,717
Alphabet, Inc., Class C	1,331,796	375,327
Alphabet, Inc., Class A	1,119,695	314,847
NetEase, Inc.	22,402,121	626,872
MTN Group, Ltd.	50,634,939	504,213
Netflix, Inc. (a)	247,521	276,941
KT Corp. (ADR)	12,432,065	230,615

4	New World Fund

Common stocks (continued)	Shares	Value (000)
Communication services (continued)
America Movil, SAB de CV, Class B (ADR)	10,094,064	$229,842
Tencent Music Entertainment Group, Class A (ADR)	9,477,193	211,531
Telkom Indonesia (Persero) Tbk PT, Class B	811,810,300	156,308
True Corp. PCL, foreign registered shares (a)	437,534,600	152,464
Spotify Technology SA (a)	193,904	127,069
Baidu, Inc., Class A (ADR) (a)	896,624	108,375
Orange	5,692,927	90,662
Advanced Info Service PCL, foreign registered shares	5,055,900	47,096
TIM SA	8,732,009	39,424
Singapore Telecommunications, Ltd.	10,665,800	34,779
NAVER Corp.	172,350	32,267
		7,465,344

Materials 5.44%
First Quantum Minerals, Ltd. (a)	32,212,764	668,807
Grupo Mexico, SAB de CV, Series B	43,474,496	375,858
Vale SA, ordinary nominative shares	18,877,225	228,985
Vale SA (ADR), ordinary nominative shares	9,843,093	119,003
Barrick Mining Corp.	10,360,305	339,818
Glencore PLC	46,974,023	224,565
APL Apollo Tubes, Ltd.	10,507,405	211,564
Nitto Denko Corp.	7,994,519	198,920
Zijin Gold International Co., Ltd. (a)	9,585,548	162,092
Amcor PLC (CDI)	20,341,455	160,955
Valterra Platinum, Ltd. (ZAR denominated)	2,393,104	147,462
BASF SE	2,646,247	130,588
Linde PLC	293,945	122,957
Anhui Conch Cement Co., Ltd., Class H	34,568,500	102,701
Saudi Basic Industries Corp. non-registered shares	5,294,867	86,122
Impala Platinum Holdings, Ltd.	7,067,124	75,491
Nutrien, Ltd. (CAD denominated)	1,343,194	73,157
Southern Copper Corp.	459,099	63,723
Ivanhoe Mines, Ltd., Class A (a)	6,370,277	63,723
Siam Cement PCL, foreign registered shares	9,957,700	62,705
Freeport-McMoRan, Inc.	1,456,024	60,716
Nippon Steel Corp. (b)	13,955,000	57,616
Sika AG	292,503	57,205
Wheaton Precious Metals Corp. (CAD denominated)	532,050	51,382
Loma Negra Compania Industrial Argentina SA (ADR) (a)	3,975,843	43,615
Corteva, Inc.	567,867	34,890
Ecolab, Inc.	134,002	34,358
Asian Paints, Ltd.	1,205,674	34,106
Antofagasta PLC	899,533	32,892
Syensqo SA	338,933	27,992
Akzo Nobel NV	392,070	25,963
SRF, Ltd.	784,642	25,909
Arkema SA	281,670	16,721
Gerdau SA (ADR)	1,111,147	3,878
Alrosa PJSC (a)(c)	15,128,747	— (e)
		4,126,439

Health care 5.10%
Max Healthcare Institute, Ltd.	45,927,298	595,331
Novo Nordisk AS, Class B	10,938,726	539,684
AstraZeneca PLC	2,105,279	346,798
Thermo Fisher Scientific, Inc.	577,828	327,854
Laurus Labs, Ltd. (g)	28,466,728	305,644
Eli Lilly and Co.	344,883	297,586
BeOne Medicines, Ltd. (ADR) (a)	569,629	176,858
BeOne Medicines, Ltd. (a)	692,400	16,496
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class A	16,365,244	148,208
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class H (a)(b)	3,429,800	33,218
Innovent Biologics, Inc. (a)	12,749,500	141,999
Rede D’Or Sao Luiz SA	17,416,157	140,302
EssilorLuxottica SA	342,932	125,918

New World Fund	5

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Abbott Laboratories	843,503	$104,274
Teva Pharmaceutical Industries, Ltd. (ADR) (a)	4,316,363	88,399
Zai Lab, Ltd. (ADR) (a)	3,274,106	85,552
Danaher Corp.	351,254	75,653
OdontoPrev SA	24,789,972	58,658
bioMerieux SA	317,487	40,850
Lupin, Ltd.	1,590,391	35,257
Mettler-Toledo International, Inc. (a)	22,000	31,158
Mankind Pharma, Ltd.	1,159,292	31,101
WuXi AppTec Co., Ltd., Class H	2,018,500	28,083
Alcon, Inc.	323,142	24,055
Medtronic PLC	239,372	21,711
Asahi Intecc Co., Ltd.	1,327,900	21,029
Wuxi Biologics (Cayman), Inc. (a)	4,403,000	20,532
CanSino Biologics, Inc., Class H (a)	830,600	4,942
		3,867,150

Consumer staples 4.52%
Kweichow Moutai Co., Ltd., Class A	2,642,272	531,568
Nestle SA	5,415,830	517,370
Arca Continental, SAB de CV	19,244,791	186,393
JBS NV (BDR) (a)	11,873,701	157,780
ITC, Ltd.	33,099,203	156,643
Avenue Supermarts, Ltd. (a)	3,088,391	144,392
Carlsberg A/S, Class B	1,116,825	131,257
Shoprite Holdings, Ltd.	7,733,183	129,176
Anheuser-Busch InBev SA/NV	2,073,990	126,414
Raia Drogasil SA, ordinary nominative shares	30,000,000	111,525
Dino Polska SA, non-registered shares (a)	8,780,429	104,665
Tsingtao Brewery Co., Ltd., Class H	14,528,000	98,075
KT&G Corp.	993,169	93,643
Ajinomoto Co., Inc.	3,255,000	92,195
Philip Morris International, Inc.	623,782	90,030
BBB Foods, Inc., Class A (a)(b)	2,396,380	65,469
United Spirits, Ltd.	4,032,581	64,964
Pernod Ricard SA	659,912	64,652
Wal-Mart de Mexico, SAB de CV, Series V	18,635,677	61,609
Monster Beverage Corp. (a)	919,898	61,477
British American Tobacco PLC	1,038,086	53,137
L’Oreal SA, non-registered shares	122,516	51,163
Danone SA	510,176	45,062
Varun Beverages, Ltd.	8,242,033	43,516
Mondelez International, Inc., Class A	743,593	42,727
Kimberly-Clark de Mexico, SAB de CV, Class A, ordinary participation certificates (b)	21,001,800	40,650
Budweiser Brewing Co., APAC, Ltd. (b)	35,912,200	36,350
Coca-Cola Co.	471,726	32,502
Godrej Consumer Products, Ltd.	2,583,013	32,493
WH Group, Ltd.	27,616,779	26,479
Walmart, Inc.	243,190	24,606
JD Health International, Inc. (a)	1,939,150	15,065
		3,433,047

Energy 2.22%
Reliance Industries, Ltd.	26,734,232	446,572
TotalEnergies SE	3,669,242	228,494
Adnoc Gas PLC	218,466,490	207,559
ADNOC Drilling Co. PJSC	121,870,855	185,115
Vista Energy, SAB de CV, Class A (ADR) (a)(b)	3,268,064	158,338
Petroleo Brasileiro SA PETROBRAS (ADR)	11,779,427	137,113
SLB, Ltd.	2,896,740	104,456
Galp Energia, SGPS, SA, Class B	4,591,413	92,109
Shell PLC (GBP denominated)	1,762,704	65,855

6	New World Fund

Common stocks (continued)	Shares	Value (000)
Energy (continued)
Chevron Corp.	301,883	$47,613
Borr Drilling, Ltd. (a)(b)	2,696,947	8,361
Rosneft Oil Co. PJSC (c)	8,335,580	— (e)
		1,681,585

Real estate 1.44%
Lodha Developers, Ltd.	43,585,578	587,958
China Resources Mixc Lifestyle Services, Ltd.	36,993,800	193,552
China Resources Land, Ltd.	23,929,000	86,113
Emaar Properties PJSC	20,813,391	80,447
CK Asset Holdings, Ltd.	14,075,000	69,476
SM Prime Holdings, Inc.	135,450,000	51,464
Longfor Group Holdings, Ltd.	6,773,436	8,352
Fibra Uno Administracion REIT, SA de CV	4,912,149	7,128
ALLOS SA, ordinary nominative shares	1,074,770	4,984
		1,089,474

Utilities 1.15%
Power Grid Corp. of India, Ltd.	65,236,499	211,602
Gulf Development PCL	142,889,884	194,576
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ordinary nominative shares	7,794,041	190,985
SembCorp Industries, Ltd.	22,589,000	113,073
Equatorial Energia SA, ordinary nominative shares	14,203,829	96,761
CPFL Energia SA	4,648,079	35,941
AES Corp.	1,333,636	18,498
Engie SA	450,500	10,542
		871,978
Total common stocks (cost: $44,831,439,000)		71,649,940
Preferred securities 0.70%
Financials 0.31%
Itau Unibanco Holding SA (ADR), preferred nominative shares	24,093,633	177,329
Itau Unibanco Holding SA, preferred nominative shares	8,488,927	62,232
		239,561

Information technology 0.19%
Samsung Electronics Co., Ltd., nonvoting preferred shares	2,455,002	145,093
Canva Australia Holdings Pty, Ltd., Series A, noncumulative preferred shares (a)(c)(d)	925	1,523
Canva Australia Holdings Pty, Ltd., Series A-3, noncumulative preferred shares (a)(c)(d)	38	62
Canva Australia Holdings Pty, Ltd., Series A-4, noncumulative preferred shares (a)(c)(d)	3	5
Canva Australia Holdings Pty, Ltd., Series A-5, noncumulative preferred shares (a)(c)(d)	2	3
		146,686

Real estate 0.15%
QuintoAndar, Ltd., Series E, preference shares (a)(c)(d)	433,164	89,158
QuintoAndar, Ltd., Series E-1, preference shares (a)(c)(d)	113,966	23,458
		112,616

Consumer discretionary 0.05%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares (b)	656,403	34,408
TVS Motor Co., Ltd., 6.00% preferred shares (a)	17,315,908	1,951
Getir BV, Series D, preferred shares (a)(c)(d)	103,205	— (e)
		36,359
Total preferred securities (cost: $475,222,000)		535,222

New World Fund	7

Bonds, notes & other debt instruments 3.06%	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. 2.78%
Brazil 0.48%
Brazil (Federative Republic of) 10.00% 1/1/2027	BRL398,216	$71,116
Brazil (Federative Republic of) 6.00% 5/15/2027 (h)	269,154	48,122
Brazil (Federative Republic of) 0% 1/1/2030	103,900	11,533
Brazil (Federative Republic of) 10.00% 1/1/2031	388,063	63,308
Brazil (Federative Republic of) 6.00% 8/15/2032 (h)	87,927	14,888
Brazil (Federative Republic of) 10.00% 1/1/2033	148,000	23,179
Brazil (Federative Republic of) 10.00% 1/1/2035	797,800	121,174
Brazil (Federative Republic of) 6.00% 8/15/2050 (h)	85,764	13,742
		367,062

Mexico 0.37%
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (i)	USD18,200	18,512
United Mexican States 6.875% 5/13/2037	11,065	12,014
United Mexican States 5.125% 3/19/2038	EUR7,935	9,356
United Mexican States 4.75% 3/8/2044	USD13,300	11,235
United Mexican States 3.75% 4/19/2071	10,285	6,404
United Mexican States, Series M20, 8.50% 5/31/2029	MXN520,000	28,488
United Mexican States, Series M, 7.75% 5/29/2031	1,425,849	74,896
United Mexican States, Series M, 7.50% 5/26/2033	564,000	28,679
United Mexican States, Series M, 7.75% 11/23/2034	641,152	32,555
United Mexican States, Series M30, 8.50% 11/18/2038	369,000	18,973
United Mexican States, Series M, 7.75% 11/13/2042	370,000	17,193
United Mexican States, Series M, 8.00% 7/31/2053	519,721	24,211
		282,516

Indonesia 0.16%
Indonesia (Republic of) 6.625% 2/17/2037	USD8,612	9,868
Indonesia (Republic of) 7.50% 4/15/2040	IDR167,757,000	11,106
Indonesia (Republic of) 7.125% 8/15/2040	200,002,000	12,898
Indonesia (Republic of), Series 82, 7.00% 9/15/2030	76,981,000	4,923
Indonesia (Republic of), Series 91, 6.375% 4/15/2032	42,582,000	2,623
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	306,914,000	19,467
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	557,236,000	34,747
Indonesia (Republic of), Series 80, 7.50% 6/15/2035	138,600,000	9,181
Indonesia (Republic of), Series 98, 7.125% 6/15/2038	89,973,000	5,781
Indonesia (Republic of), Series FR92, 7.125% 6/15/2042	158,647,000	10,131
		120,725

South Africa 0.15%
South Africa (Republic of) 5.875% 4/20/2032	USD8,700	8,976
South Africa (Republic of) 11.625% 3/31/2053	ZAR467,288	31,394
South Africa (Republic of), Series R-2032, 8.25% 3/31/2032	188,190	10,823
South Africa (Republic of), Series R-2035, 8.875% 2/28/2035	332,500	19,222
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	525,500	28,514
South Africa (Republic of), Series R-2044, 8.75% 1/31/2044	293,500	15,170
		114,099

Colombia 0.15%
Colombia (Republic of) 3.25% 4/22/2032	USD11,800	10,089
Colombia (Republic of) 11.75% 1/24/2035	COP17,734,500	4,560
Colombia (Republic of) 8.50% 4/25/2035	USD13,600	15,360
Colombia (Republic of) 5.625% 2/26/2044	2,209	1,841
Colombia (Republic of) 5.00% 6/15/2045	7,251	5,569
Colombia (Republic of) 5.20% 5/15/2049	3,955	3,015
Colombia (Republic of), Series B, 7.00% 3/26/2031	COP79,746,000	17,181
Colombia (Republic of), Series B, 13.25% 2/9/2033	29,638,300	8,260
Colombia (Republic of), Series B, 7.25% 10/18/2034	41,522,500	8,312
Colombia (Republic of), Series UVR, 3.75% 2/25/2037 (h)	130,200	11,092
Colombia (Republic of), Series B, 9.25% 5/28/2042	78,682,600	16,521
Colombia (Republic of), Series B, 7.25% 10/26/2050	56,383,400	9,454
		111,254

8	New World Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)

Malaysia 0.14%
Malaysia (Federation of) 4.28% 3/23/2054	MYR22,900	$5,707
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	206,474	50,330
Malaysia (Federation of), Series 0124, 4.054% 4/18/2039	60,350	14,881
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	33,761	8,066
Malaysia (Federation of), Series 0519, 4.638% 11/15/2049	16,166	4,263
Malaysia (Federation of), Series 0120, 4.065% 6/15/2050	49,200	11,851
Malaysia (Federation of), Series 022, 5.357% 5/15/2052	15,534	4,525
PETRONAS Capital, Ltd. 3.50% 4/21/2030 (i)	USD3,400	3,306
PETRONAS Capital, Ltd. 4.55% 4/21/2050 (i)	3,400	3,036
		105,965

Poland 0.14%
Poland (Republic of) 5.75% 4/25/2029	PLN46,250	13,065
Poland (Republic of) 4.875% 10/4/2033	USD8,680	8,841
Poland (Republic of), Series 1033, 6.00% 10/25/2033	PLN148,000	42,383
Poland (Republic of), Series 1034, 5.00% 10/25/2034	150,863	40,234
		104,523

China 0.14%
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	CNY98,000	14,332
China (People’s Republic of), Series INBK, 3.72% 4/12/2051	407,410	75,165
China (People’s Republic of), Series INBK, 3.12% 10/25/2052	22,100	3,716
China (People’s Republic of), Series INBK, 2.57% 5/20/2054	71,400	10,923
		104,136

India 0.13%
India (Republic of) 7.18% 7/24/2037	INR3,251,480	37,679
India (Republic of) 7.09% 8/5/2054	5,265,940	58,317
		95,996

Turkey 0.11%
Turkey (Republic of), Series 1Y, 44.76% 4/8/2026 (j)	TRY950,000	22,850
Turkey (Republic of), Series 5Y, 17.30% 7/19/2028	435,300	7,370
Turkey (Republic of), Series 10Y, 5.875% 6/26/2031	USD12,630	12,544
Turkey (Republic of), Series 10Y, 26.20% 10/5/2033	TRY767,500	16,478
Turkey (Republic of), Series 30Y, 4.875% 4/16/2043	USD30,300	23,135
		82,377

Hungary 0.09%
Hungary (Republic of) 2.00% 5/23/2029	HUF4,610,600	11,850
Hungary (Republic of) 6.75% 7/23/2031	8,214,790	24,881
Hungary (Republic of) 6.25% 9/22/2032 (i)	USD6,200	6,692
Hungary (Republic of) 4.75% 11/24/2032	HUF3,420,000	9,151
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 6.50% 6/29/2028	USD6,700	7,056
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 4.375% 6/27/2030	EUR6,270	7,499
		67,129

Saudi Arabia 0.08%
Saudi Arabia (Kingdom of) 4.875% 7/18/2033	USD13,600	13,893
Saudi Arabia (Kingdom of) 5.75% 1/16/2054	42,600	43,632
		57,525

Egypt 0.07%
Egypt (Arab Republic of) 25.318% 8/13/2027	EGP475,000	10,301
Egypt (Arab Republic of) 5.625% 4/16/2030	EUR1,615	1,814
Egypt (Arab Republic of) 5.875% 2/16/2031 (i)	USD2,350	2,264
Egypt (Arab Republic of) 7.625% 5/29/2032	14,200	14,515
Egypt (Arab Republic of) 7.625% 5/29/2032 (i)	7,060	7,217

New World Fund	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Egypt (continued)
Egypt (Arab Republic of) 8.50% 1/31/2047	USD5,010	$4,628
Egypt (Arab Republic of) 8.875% 5/29/2050	2,720	2,576
Egypt (Arab Republic of) 8.75% 9/30/2051	7,240	6,747
Egypt (Arab Republic of) 8.15% 11/20/2059 (i)	7,510	6,566
		56,628

United Arab Emirates 0.05%
Abu Dhabi (Emirate of) 2.50% 9/30/2029 (i)	7,900	7,540
Abu Dhabi (Emirate of) 5.50% 4/30/2054	16,400	17,418
Sharjah (Emirate of) 4.625% 2/13/2032	EUR11,900	14,159
		39,117

Philippines 0.04%
Philippines (Republic of) 6.375% 7/27/2030	PHP228,100	3,989
Philippines (Republic of) 6.00% 8/20/2030	278,395	4,804
Philippines (Republic of) 6.75% 9/15/2032	484,000	8,673
Philippines (Republic of) 3.95% 1/20/2040	USD11,700	10,535
		28,001

Romania 0.04%
Romania (Republic of) 5.25% 5/30/2032	EUR7,600	8,923
Romania (Republic of) 5.25% 5/30/2032	4,220	4,954
Romania (Republic of) 2.00% 4/14/2033	7,080	6,629
Romania (Republic of) 5.625% 5/30/2037	6,595	7,409
		27,915

Thailand 0.04%
Thailand (Kingdom of) 3.45% 6/17/2043	THB771,600	27,907

Republic of Kenya 0.04%
Kenya (Republic of) 6.30% 1/23/2034	USD12,000	10,654
Kenya (Republic of) 9.50% 3/5/2036 (i)	10,010	10,281
Kenya (Republic of) 9.50% 3/5/2036	6,000	6,162
		27,097

Sultanate of Oman 0.03%
Oman (Sultanate of) 5.625% 1/17/2028	7,200	7,401
Oman (Sultanate of) 6.00% 8/1/2029	3,300	3,483
Oman (Sultanate of) 6.25% 1/25/2031 (i)	4,189	4,535
Oman (Sultanate of) 6.75% 1/17/2048	8,100	9,105
		24,524

Federal Republic of Nigeria 0.03%
Nigeria (Republic of) 18.50% 2/21/2031	NGN13,170,200	10,126
Nigeria (Republic of) 7.875% 2/16/2032	USD13,200	13,259
		23,385

Dominican Republic 0.03%
Dominican Republic 6.00% 7/19/2028 (i)	4,360	4,496
Dominican Republic 4.875% 9/23/2032	3,435	3,299
Dominican Republic 5.875% 1/30/2060 (i)	10,273	9,301
Dominican Republic (Government of) 8.625% 4/20/2027 (i)	3,300	3,430
Dominican Republic (Government of) 5.875% 1/30/2060	3,054	2,765
		23,291

10	New World Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Honduras 0.03%
Honduras (Republic of) 6.25% 1/19/2027	USD15,473	$15,516
Honduras (Republic of) 5.625% 6/24/2030 (i)	5,600	5,482
Honduras (Republic of) 5.625% 6/24/2030	2,042	1,999
		22,997

Morocco 0.03%
Morocco (Kingdom of) 5.95% 3/8/2028 (i)	4,231	4,384
Morocco (Kingdom of) 3.875% 4/2/2029	EUR11,440	13,424
Morocco (Kingdom of) 4.75% 4/2/2035	3,760	4,491
		22,299

Republic of Angola 0.02%
Angola (Republic of) 8.00% 11/26/2029 (i)	USD13,202	12,655
Angola (Republic of) 8.75% 4/14/2032 (i)	6,950	6,533
		19,188

Panama 0.02%
Panama (Republic of) 3.75% 4/17/2026	4,590	4,573
Panama (Republic of) 6.875% 1/31/2036	6,432	6,970
Panama (Republic of) 8.00% 3/1/2038	1,649	1,922
Panama (Republic of) 4.30% 4/29/2053	6,400	4,902
		18,367

Kazakhstan 0.02%
Kazakhstan (Republic of) 5.50% 7/1/2037 (i)	17,700	18,141

Gabon 0.02%
Gabonese (Republic of) 6.625% 2/6/2031	15,100	11,847
Gabonese (Republic of) 7.00% 11/24/2031	7,500	5,855
		17,702

Peru 0.02%
Peru (Republic of) 3.00% 1/15/2034	5,715	4,985
Peru (Republic of) 5.625% 11/18/2050	1,240	1,234
Peru (Republic of) 3.55% 3/10/2051	4,900	3,527
Peru (Republic of) 2.78% 12/1/2060	10,795	6,104
		15,850

Supra National 0.02%
Asian Development Bank 5.25% 4/29/2035	PHP486,600	8,342
International Bank for Reconstruction and Development 6.05% 2/9/2029	INR153,500	1,711
International Bank for Reconstruction and Development 6.75% 7/13/2029	446,600	5,074
		15,127

Chile 0.02%
Chile (Republic of) 5.30% 11/1/2037	CLP7,520,000	7,817
Chile (Republic of) 3.10% 5/7/2041	USD9,265	7,178
		14,995

Venezuela, Bolivarian Republic of 0.02%
Venezuela (Bolivarian Republic of) 7.00% 12/1/2018 (k)	870	206
Venezuela (Bolivarian Republic of) 7.75% 10/13/2019 (k)	14,640	3,500
Venezuela (Bolivarian Republic of) 6.00% 12/9/2020 (k)	12,912	2,958
Venezuela (Bolivarian Republic of) 9.00% 5/7/2023 (k)	12,757	3,302

New World Fund	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Venezuela, Bolivarian Republic of (continued)
Venezuela (Bolivarian Republic of) 8.25% 10/13/2024 (k)	USD2,827	$733
Venezuela (Bolivarian Republic of) 9.25% 5/7/2028 (k)	3,175	910
Venezuela (Bolivarian Republic of) 7.00% 3/31/2038 (k)	1,448	400
		12,009

Czech Republic 0.01%
Czech Republic 1.95% 7/30/2037	CZK300,160	10,801

Mozambique 0.01%
Mozambique (Republic of) 9.00% 9/15/2031	USD9,800	8,516

Paraguay 0.01%
Paraguay (Republic of) 4.70% 3/27/2027	3,930	3,958
Paraguay (Republic of) 4.95% 4/28/2031	3,415	3,471
		7,429

Qatar 0.01%
Qatar (State of) 3.75% 4/16/2030 (i)	6,200	6,170

Georgia 0.01%
Georgia (Republic of) 2.75% 4/22/2026 (i)	4,995	4,902

Cote d’Ivoire 0.00%
Cote d’Ivoire (Republic of) 4.875% 1/30/2032	EUR1,890	2,109
Total bonds & notes of governments & government agencies outside the U.S.		2,107,774
Corporate bonds, notes & loans 0.28%
Energy 0.06%
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (i)	USD6,000	6,327
Oleoducto Central SA 4.00% 7/14/2027 (i)	3,450	3,399
Petroleos Mexicanos 5.95% 1/28/2031	7,858	7,692
PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030	2,068	1,965
Sinopec Group Overseas Development (2018), Ltd. 3.10% 1/8/2051 (i)	8,300	6,291
Transportadora de Gas del Sur SA 8.50% 7/24/2031 (i)	4,170	4,359
Vista Energy Argentina S.A.U. 7.625% 12/10/2035 (i)	7,100	7,024
YPF SA 8.25% 1/17/2034 (i)	6,100	6,156
		43,213

Financials 0.04%
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (l)	7,517	7,163
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (i)(l)	5,200	5,757
CMB International Leasing Management, Ltd. 2.75% 8/12/2030	7,385	6,915
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (l)	9,000	9,943
		29,778

Consumer discretionary 0.04%
Alibaba Group Holding, Ltd. 2.125% 2/9/2031	5,926	5,386
Alibaba Group Holding, Ltd. 3.15% 2/9/2051	7,800	5,556
Melco Resorts Finance, Ltd. 7.625% 4/17/2032 (i)	5,700	6,004
MercadoLibre, Inc. 3.125% 1/14/2031	3,331	3,073
Sands China, Ltd. 4.375% 6/18/2030	4,575	4,508
Wynn Macau, Ltd. 5.625% 8/26/2028	4,500	4,498
		29,025

12	New World Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials 0.03%
Empresa de Transporte de Pasajeros Metro SA 4.70% 5/7/2050 (i)	USD4,520	$4,061
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032 (i)	5,465	5,692
LATAM Airlines Group SA 7.875% 4/15/2030 (i)	6,200	6,419
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034 (i)	1,157	1,202
Mexico City Airport Trust 4.25% 10/31/2026	6,200	6,181
		23,555

Utilities 0.03%
Aegea Finance SARL 9.00% 1/20/2031 (i)	5,210	5,510
AES Panama Generation Holdings, SRL 4.375% 5/31/2030 (i)	3,279	3,065
Empresas Publicas de Medellin ESP 4.25% 7/18/2029 (i)	2,062	1,954
Empresas Publicas de Medellin ESP 4.25% 7/18/2029	445	422
Greenko Dutch BV 3.85% 3/29/2026 (i)	4,451	4,410
SAEL, Ltd. 7.80% 7/31/2031 (i)	1,574	1,596
San Miguel Global Power Holdings Corp. 8.125% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.404% on 3/2/2030) (l)	1,680	1,711
San Miguel Global Power Holdings Corp. 8.75% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 7.732% on 9/12/2029) (l)	4,118	4,280
		22,948

Materials 0.03%
Braskem Netherlands Finance BV 8.50% 1/12/2031 (i)	4,238	1,783
CSN Resources SA 8.875% 12/5/2030 (i)	6,200	5,878
PT Krakatau Posco 6.375% 6/11/2027	2,400	2,447
PT Krakatau Posco 6.375% 6/11/2029	3,600	3,719
Sasol Financing USA, LLC 5.50% 3/18/2031	9,400	7,994
		21,821

Communication services 0.03%
America Movil, SAB de CV, 10.125% 1/22/2029	MXN225,000	12,678
PLDT, Inc. 2.50% 1/23/2031	USD2,590	2,366
Tencent Holdings, Ltd. 3.24% 6/3/2050 (i)	7,100	5,306
		20,350

Consumer staples 0.02%
Health and Happiness (H&H) International Holdings, Ltd. 9.125% 7/24/2028	3,405	3,632
MARB BondCo PLC 3.95% 1/29/2031 (i)	7,700	6,957
NBM US Holdings, Inc. 6.625% 8/6/2029 (d)	6,150	6,230
		16,819

Health care 0.00%
Rede D’Or Finance SARL 4.50% 1/22/2030	4,623	4,453
Total corporate bonds, notes & loans		211,962
Total bonds, notes & other debt instruments (cost: $2,276,631,000)		2,319,736
Short-term securities 1.84%	Shares
Money market investments 1.72%
Capital Group Central Cash Fund 4.08% (g)(m)	13,081,568	1,308,418

Money market investments purchased with collateral from securities on loan 0.11%
Capital Group Central Cash Fund 4.08% (g)(m)(n)	356,548	35,662
Fidelity Investments Money Market Government Portfolio, Class I 4.01% (m)(n)	6,473,927	6,474
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.00% (m)(n)	6,000,000	6,000
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.07% (m)(n)	5,826,073	5,826

New World Fund	13

Short-term securities (continued)		Shares	Value (000)
Money market investments purchased with collateral from securities on loan (continued)
BlackRock Liquidity Funds – FedFund, Institutional Shares 3.98% (m)(n)		5,700,000	$5,700
Dreyfus Treasury Obligations Cash Management, Institutional Shares 3.95% (m)(n)		5,700,000	5,700
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.01% (m)(n)		5,700,000	5,700
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.01% (m)(n)		5,700,000	5,700
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.06% (m)(n)		5,327,055	5,327
			82,089
	Weighted average yield at acquisition	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 0.01%
Egypt (Arab Republic of) 1/6/2026	19.531%	EGP240,400	4,871
Total short-term securities (cost: $1,394,769,000)			1,395,378
Total investment securities 100.04 (cost: $48,978,061,000)			75,900,276
Other assets less liabilities (0.04)%			(32,601)
Net assets 100.00			$75,867,675
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 10/31/2025 (000)
5 Year Euro-Bobl Futures	Short	237	12/10/2025	EUR(32,306)	$(74)
10 Year Euro-Bund Futures	Short	254	12/10/2025	(37,882)	(473)
10 Year Ultra U.S. Treasury Note Futures	Long	191	12/31/2025	USD22,057	312
					$(235)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 10/31/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	36,947	MYR	155,534	JPMorgan Chase	11/7/2025	$(209)
USD	24,477	ZAR	422,049	Barclays Bank PLC	11/10/2025	153
CZK	618,340	USD	29,800	UBS AG	11/10/2025	(503)
THB	549,640	USD	16,812	Citibank	11/17/2025	161
CNH	258,700	USD	36,299	Citibank	11/17/2025	63
USD	49,297	EUR	42,206	Morgan Stanley	11/20/2025	592
CZK	387,600	USD	18,615	Bank of America	11/20/2025	(247)
USD	12,703	ZAR	220,200	Barclays Bank PLC	11/24/2025	24
USD	25,556	BRL	138,655	Citibank	11/24/2025	(55)
USD	13,618	COP	52,536,350	UBS AG	12/5/2025	58
IDR	36,536,931	USD	2,196	Citibank	12/5/2025	— (e)
USD	273	IDR	4,541,151	JPMorgan Chase	12/5/2025	— (e)
USD	327	IDR	5,449,334	JPMorgan Chase	12/5/2025	— (e)
USD	295	IDR	4,909,189	BNP Paribas	12/5/2025	— (e)
USD	644	IDR	10,716,316	JPMorgan Chase	12/5/2025	— (e)
						$37

14	New World Fund

Investments in affiliates (g)

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2025 (000)	Dividend or interest income (000)
Common stocks 0.84%
Financials 0.00%
PB Fintech, Ltd. (a)(o)	$523,573	$—	$225,804	$78,062	$(92,310)	$—	$—
Consumer discretionary 0.00%
Jumbo SA (o)	164,381	16,938	52,256	24,670	16,929	—	7,511
Industrials 0.44%
Rumo SA	271,336	108,367	—	—	(47,983)	331,720	16,529
Wizz Air Holdings PLC (a)(b)(o)	91,945	—	30,664	(61,776)	42,925	—	—
						331,720
Materials 0.00%
Loma Negra Compania Industrial Argentina SA (ADR) (a)(o)	59,011	—	27,182	(2,405)	14,191	—	—
Health care 0.40%
Laurus Labs, Ltd.	203,200	—	64,217	3,729	162,932	305,644	750
Max Healthcare Institute, Ltd. (o)	719,773	28,987	195,128	74,010	(32,311)	—	910
						305,644
Total common stocks						637,364
Short-term securities 1.77%
Money market investments 1.72%
Capital Group Central Cash Fund 4.08% (m)	2,533,808	10,901,547	12,127,676	349	390	1,308,418	108,769
Money market investments purchased with collateral from securities on loan 0.05%
Capital Group Central Cash Fund 4.08% (m)(n)	45,153		9,491 (p)			35,662	— (q)
Total short-term securities						1,344,080
Total 2.61%				$116,639	$64,763	$1,981,444	$134,469
Restricted securities (d)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
QuintoAndar, Ltd., Series E, preference shares (a)(c)	5/26/2021	$69,742	$89,158	0.12%
QuintoAndar, Ltd., Series E-1, preference shares (a)(c)	12/20/2021	23,284	23,458	0.03
Canva Australia Holdings Pty, Ltd. (a)(c)	8/26/2021-11/4/2021	18,022	17,403	0.02
Canva Australia Holdings Pty, Ltd., Series A, noncumulative preferred shares (a)(c)	11/4/2021	1,577	1,523	0.00 (r)
Canva Australia Holdings Pty, Ltd., Series A-3, noncumulative preferred shares (a)(c)	11/4/2021	65	62	0.00 (r)
Canva Australia Holdings Pty, Ltd., Series A-4, noncumulative preferred shares (a)(c)	11/4/2021	5	5	0.00 (r)
Canva Australia Holdings Pty, Ltd., Series A-5, noncumulative preferred shares (a)(c)	11/4/2021	3	3	0.00 (r)
NBM US Holdings, Inc. 6.625% 8/6/2029	7/8/2022	6,007	6,230	0.01
Getir BV, Series D, preferred shares (a)(c)	5/27/2021	46,500	— (e)	0.00 (r)
Total		$165,205	$137,842	0.18%

New World Fund	15

(a)	Security did not produce income during the last 12 months.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Value determined using significant unobservable inputs.
(d)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(e)	Amount less than one thousand.
(f)
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $14,081,000, which represented 0.02% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

(g)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(h)	Index-linked bond whose principal amount moves with a government price index.
(i)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $244,593,000, which represented 0.32% of the net assets of the fund.

(j)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(k)	Scheduled interest and/or principal payment was not received.
(l)	Step bond; coupon rate may change at a later date.
(m)	Rate represents the seven-day yield at 10/31/2025.
(n)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(o)	Affiliated issuer during the reporting period but no longer an affiliate at 10/31/2025. Refer to the investment portfolio for the security value at 10/31/2025.
(p)	Represents net activity. Refer to Note 5 for more information on securities lending.
(q)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
(r)	Amount less than 0.01%.
Refer to the notes to financial statements.

Key to abbreviation(s)
ADR = American Depositary Receipts
BDR = Brazilian Depositary Receipts
BRL = Brazilian reais
CAD = Canadian dollars
CDI = CREST Depository Interest
CLP = Chilean pesos
CNH = Chinese yuan renminbi
CNY = Chinese yuan renminbi
COP = Colombian pesos
CZK = Czech korunas
EGP = Egyptian pounds
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts
HUF = Hungarian forints

IDR = Indonesian rupiah
INR = Indian rupees
MXN = Mexican pesos
MYR = Malaysian ringgits
NGN = Nigerian naira
PHP = Philippine pesos
PLN = Polish zloty
REIT = Real Estate Investment Trust
SOFR = Secured Overnight Financing Rate
THB = Thai baht
TRY = Turkish lira
USD = U.S. dollars
UST = U.S. Treasury
ZAR = South African rand

16	New World Fund

Financial statements
Statement of assets and liabilities at October 31, 2025

(dollars in thousands)
Assets:
Investment securities, at value (includes $162,390 of investment securities on loan):
Unaffiliated issuers (cost: $47,062,231)	$73,918,832
Affiliated issuers (cost: $1,915,830)	1,981,444	$75,900,276
Cash		59,544
Cash collateral pledged for futures contracts		1,699
Cash collateral pledged for forward currency contracts		250
Cash denominated in currencies other than U.S. dollars (cost: $295,032)		295,304
Unrealized appreciation on open forward currency contracts		1,051
Receivables for:
Sales of investments	90,583
Sales of fund’s shares	66,263
Dividends and interest	117,066
Securities lending income	112
Variation margin on futures contracts	92
Other	1,313	275,429
		76,533,553
Liabilities:
Collateral for securities on loan		82,089
Unrealized depreciation on open forward currency contracts		1,014
Payables for:
Purchases of investments	145,389
Repurchases of fund’s shares	55,328
Investment advisory services	31,855
Services provided by related parties	6,510
Directors’ deferred compensation	3,958
Variation margin on futures contracts	45
Non-U.S. taxes	337,150
Other	2,540	582,775
Net assets at October 31, 2025		$75,867,675
Net assets consist of:
Capital paid in on shares of capital stock		$45,560,411
Total distributable earnings (accumulated loss)		30,307,264
Net assets at October 31, 2025		$75,867,675

Refer to the notes to financial statements.

New World Fund	17

Financial statements (continued)
Statement of assets and liabilities at October 31, 2025 (continued)

(dollars and shares in thousands, except per-share amounts)
Total authorized capital stock — 2,000,000 shares,
$.01 par value (778,236 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$14,507,607	148,747	$97.53
Class C	254,092	2,747	92.48
Class T	17	— *	97.32
Class F-1	940,202	9,710	96.83
Class F-2	22,756,585	233,732	97.36
Class F-3	9,888,789	101,125	97.79
Class 529-A	1,018,401	10,558	96.46
Class 529-C	16,847	182	92.69
Class 529-E	32,262	338	95.50
Class 529-T	22	— *	97.33
Class 529-F-1	15	— *	96.09
Class 529-F-2	170,268	1,746	97.51
Class 529-F-3	15	— *	97.23
Class R-1	21,408	231	92.65
Class R-2	264,745	2,861	92.53
Class R-2E	50,288	528	95.32
Class R-3	573,606	6,001	95.58
Class R-4	889,979	9,191	96.84
Class R-5E	160,533	1,665	96.40
Class R-5	347,457	3,544	98.05
Class R-6	23,974,537	245,330	97.72
*
Amount less than one thousand.
Refer to the notes to financial statements.

18	New World Fund

Financial statements (continued)
Statement of operations for the year ended October 31, 2025

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $106,863; also includes $134,469 from affiliates)	$1,233,737
Interest from unaffiliated issuers (net of non-U.S. taxes of $1,332)	194,605
Securities lending income (net of fees)	1,660	$1,430,002
Fees and expenses*:
Investment advisory services	335,248
Distribution services	45,125
Transfer agent services	48,204
Administrative services	19,957
529 plan services	596
Reports to shareholders	2,540
Registration statement and prospectus	1,724
Directors’ compensation	800
Auditing and legal	764
Custodian	18,193
State and local taxes	1
Other	874
Total fees and expenses before waivers and/or reimbursements	474,026
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waiver	11
Total fees and expenses after waivers and/or reimbursements		474,015
Net investment income		955,987
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $90,638):
Unaffiliated issuers	3,195,989
Affiliated issuers	116,639
Futures contracts	(3,532)
Forward currency contracts	(1,776)
In-kind redemptions	36,180
Currency transactions	(7,648)	3,335,852
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $333,686):
Unaffiliated issuers	10,249,037
Affiliated issuers	64,763
Futures contracts	3,272
Forward currency contracts	(1,383)
Currency translations	3,995	10,319,684
Net realized gain (loss) and unrealized appreciation (depreciation)		13,655,536
Net increase (decrease) in net assets resulting from operations		$14,611,523
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

New World Fund	19

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Year ended October 31,
	2025	2024

Operations:
Net investment income	$955,987	$847,661
Net realized gain (loss)	3,335,852	1,623,961
Net unrealized appreciation (depreciation)	10,319,684	8,777,776
Net increase (decrease) in net assets resulting from operations	14,611,523	11,249,398
Distributions paid to shareholders	(2,364,867)	(1,413,453)
Net capital share transactions	1,326,843	4,723,441
Total increase (decrease) in net assets	13,573,499	14,559,386
Net assets:
Beginning of year	62,294,176	47,734,790
End of year	$75,867,675	$62,294,176
Refer to the notes to financial statements.

20	New World Fund

Notes to financial statements
1. Organization

New World Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks long-term capital appreciation. Shareholders approved a proposal to reorganize the fund into a Delaware statutory trust. The reorganization may be completed in the next 12 months; however, the fund reserves the right to delay the implementation.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Directors reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

New World Fund	21

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
In-kind redemptions — The fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. Realized gains or losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.
New accounting pronouncements — In December 2023, the FASB issued Accounting Standards Update 2023-09 (“the ASU”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the ASU and its impact to the financial statements.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

22	New World Fund

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price on the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of directors has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of directors. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of October 31, 2025, were as follows (dollars in thousands):

New World Fund	23

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$5,990,809	$11,008,191	$17,403	$17,016,403
Financials	3,075,478	9,550,965	— *	12,626,443
Consumer discretionary	3,831,449	6,157,223	—	9,988,672
Industrials	3,140,979	6,342,426	—	9,483,405
Communication services	2,758,688	4,706,656	—	7,465,344
Materials	2,284,870	1,841,569	— *	4,126,439
Health care	1,408,005	2,459,145	—	3,867,150
Consumer staples	874,768	2,558,279	—	3,433,047
Energy	455,881	1,225,704	— *	1,681,585
Real estate	12,112	1,077,362	—	1,089,474
Utilities	342,185	529,793	—	871,978
Preferred securities	239,561	181,452	114,209	535,222
Bonds, notes & other debt instruments	—	2,319,736	—	2,319,736
Short-term securities	1,390,507	4,871	—	1,395,378
Total	$25,805,292	$49,963,372	$131,612	$75,900,276

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$312	$—	$—	$312
Unrealized appreciation on open forward currency contracts	—	1,051	—	1,051
Liabilities:
Unrealized depreciation on futures contracts	(547)	—	—	(547)
Unrealized depreciation on open forward currency contracts	—	(1,014)	—	(1,014)
Total	$(235)	$37	$—	$(198)
*
Amount less than one thousand.
†
Futures contracts and forward currency contracts are not included in the fund’s investment portfolio.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

24	New World Fund

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in developing countries.
Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in developing countries may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in developed countries are subject. The fund’s rights with respect to its investments in developing countries, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, developing countries are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage-or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

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Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of October 31, 2025, the total value of securities on loan was $162,390,000, and the total value of collateral received was $171,056,000. Collateral received includes cash of $82,089,000 and U.S. government securities of $88,967,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

26	New World Fund

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $109,291,000.
Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.
Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $291,531,000.
The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts and forward currency contracts as of, or for the year ended, October 31, 2025 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$312	Unrealized depreciation*	$547
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	1,051	Unrealized depreciation on open forward currency contracts	1,014
			$1,363		$1,561

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(3,532)	Net unrealized appreciation (depreciation) on futures contracts	$3,272
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(1,776)	Net unrealized appreciation (depreciation) on forward currency contracts	(1,383)
			$(5,308)		$1,889
*
Includes cumulative appreciation/depreciation on futures contracts as reported in the applicable table following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

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Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and its use of futures contracts and forward currency contracts. For securities lending, the fund receives collateral in exchange for lending investment securities. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio. For futures contracts, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.
The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of October 31, 2025, if close-out netting was exercised (dollars in thousands):
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Barclays Bank PLC	$177	$ —	$ —	$ —	$177
Citibank	224	(55)	—	(169)	—
JPMorgan Chase	— †	—	—	—	— †
Morgan Stanley	592	—	(451)	—	141
UBS AG	58	(58)	—	—	—
Total	$1,051	$ (113)	$ (451)	$ (169)	$318
Liabilities:
Bank of America	$247	$ —	$ —	$ —	$247
BNP Paribas	— †	—	—	—	— †
Citibank	55	(55)	—	—	—
JPMorgan Chase	209	— †	—	—	209
UBS AG	503	(58)	—	(250)	195
Total	$1,014	$ (113)	$ —	$ (250)	$651
*
Collateral is shown on a settlement basis.
†
Amount less than one thousand.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended October 31, 2025, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

28	New World Fund

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the year ended October 31, 2025, the fund recognized $2,814,000 in EU reclaims (net of $85,000 in fees and the effect of realized gain or loss from currency translations) and $840,000 in interest related to European court rulings, which is included in dividend income and interest income, respectively, in the fund’s statement of operations. For U.S. income tax purposes, EU reclaims received by the fund reduce the amount of foreign taxes that a fund may pass through to its shareholders to be utilized as tax deductions or credit on their income tax returns. If the fund receives EU reclaims and either does not pass through foreign taxes in the current year or EU reclaims received exceed foreign taxes for the year, and the fund previously passed through the refunded EU taxes to its shareholders, the fund will enter into a closing agreement with the Internal Revenue Service in order to satisfy potential tax liability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold and non-U.S. taxes on capital gains. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
During the year ended October 31, 2025, the fund reclassified $171,135,000 from total distributable earnings to capital paid in on shares of capital stock to align financial reporting with tax reporting.
As of October 31, 2025, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Undistributed ordinary income	$850,306
Undistributed long-term capital gains	3,289,633
Gross unrealized appreciation on investments	27,760,225
Gross unrealized depreciation on investments	(1,258,182)
Net unrealized appreciation (depreciation) on investments	26,502,043
Cost of investments	49,398,036

New World Fund	29

Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Year ended October 31, 2025			Year ended October 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$101,750	$338,020	$439,770	$155,865	$153,467	$309,332
Class C	14	7,407	7,421	1,498	3,975	5,473
Class T	— *	— *	— *	— *	— *	— *
Class F-1	6,837	22,438	29,275	11,113	10,844	21,957
Class F-2	200,229	478,319	678,548	249,174	195,534	444,708
Class F-3	102,677	224,185	326,862	123,391	90,678	214,069
Class 529-A	7,066	24,169	31,235	11,029	11,056	22,085
Class 529-C	—	458	458	72	264	336
Class 529-E	168	797	965	324	387	711
Class 529-T	— *	— *	— *	— *	— *	— *
Class 529-F-1	— *	— *	— *	— *	— *	— *
Class 529-F-2	1,489	3,619	5,108	1,929	1,508	3,437
Class 529-F-3	— *	— *	— *	— *	— *	— *
Class R-1	—	518	518	148	288	436
Class R-2	351	6,856	7,207	1,640	3,191	4,831
Class R-2E	194	1,137	1,331	349	456	805
Class R-3	2,892	13,370	16,262	5,087	5,911	10,998
Class R-4	6,853	20,943	27,796	9,772	9,062	18,834
Class R-5E	1,385	3,373	4,758	1,507	1,213	2,720
Class R-5	3,388	7,751	11,139	4,872	3,692	8,564
Class R-6	244,454	531,760	776,214	198,476	145,681	344,157
Total	$679,747	$1,685,120	$2,364,867	$776,246	$637,207	$1,413,453
*
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.850% on the first $500 million of daily net assets and decreasing to 0.474% on such assets in excess of $55 billion. On September 9, 2025, the fund’s board of directors approved an amended investment advisory and service agreement effective February 1, 2026, decreasing the annual rate to 0.472% on daily net assets in excess of $71 billion. CRMC waived investment advisory services fees of $11,000 in advance of the amended investment advisory agreement. CRMC does not intend to recoup this waiver. As a result, the fees shown on the fund’s statement of operations of $335,248,000 were reduced to $335,237,000, both of which were equivalent to an annualized rate of 0.504% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

30	New World Fund

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of October 31, 2025, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended October 31, 2025, the 529 plan services fees were $596,000, which were equivalent to 0.053% of the average daily net assets of each 529 share class.

New World Fund	31

For the year ended October 31, 2025, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$31,352	$20,165	$3,915	Not applicable
Class C	2,511	392	75	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	2,106	1,174	254	Not applicable
Class F-2	Not applicable	21,620	5,822	Not applicable
Class F-3	Not applicable	137	2,636	Not applicable
Class 529-A	2,013	1,335	277	$492
Class 529-C	157	24	5	9
Class 529-E	147	23	9	16
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	104	44	79
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	190	18	6	Not applicable
Class R-2	1,847	853	74	Not applicable
Class R-2E	263	88	13	Not applicable
Class R-3	2,535	762	153	Not applicable
Class R-4	2,004	808	240	Not applicable
Class R-5E	Not applicable	204	41	Not applicable
Class R-5	Not applicable	173	94	Not applicable
Class R-6	Not applicable	324	6,299	Not applicable

Total class-specific expenses	$45,125	$48,204	$19,957	$596
*
Amount less than one thousand.
Directors’ deferred compensation — Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $800,000 in the fund’s statement of operations reflects $271,000 in current fees (either paid in cash or deferred) and a net increase of $529,000 in the value of the deferred amounts.
Affiliated officers and directors — Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or directors received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of directors. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended October 31, 2025, the fund engaged in such purchase and sale transactions with related funds in the amounts of $510,639,000 and $902,308,000, respectively, which generated $197,227,000 of net realized gains from such sales.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended October 31, 2025.

32	New World Fund

8. Committed line of credit

The fund participates with other funds managed by CRMC (or funds managed by certain affiliates of CRMC) in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to support shareholder redemptions. The fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in the fund’s statement of operations. The fund did not borrow on this line of credit at any time during the year ended October 31, 2025.
9. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
10. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2025
Class A	$538,420	6,374	$432,080	5,581	$(1,821,556)	(21,804)	$(851,056)	(9,849)
Class C	21,502	268	7,394	100	(94,316)	(1,190)	(65,420)	(822)
Class T	—	—	—	—	—	—	—	—
Class F-1	93,383	1,111	28,653	373	(187,230)	(2,266)	(65,194)	(782)
Class F-2	4,434,245	53,088	660,989	8,574	(4,050,598)	(48,633)	1,044,636	13,029
Class F-3	1,462,461	17,335	319,611	4,131	(1,953,595)	(23,221)	(171,523)	(1,755)
Class 529-A	63,607	766	31,224	408	(159,881)	(1,923)	(65,050)	(749)
Class 529-C	3,836	48	457	6	(7,802)	(98)	(3,509)	(44)
Class 529-E	1,991	24	965	13	(6,868)	(83)	(3,912)	(46)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	26,500	316	5,108	66	(26,039)	(306)	5,569	76
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	3,035	37	518	7	(7,847)	(99)	(4,294)	(55)
Class R-2	34,616	432	7,205	98	(70,919)	(882)	(29,098)	(352)
Class R-2E	12,216	147	1,331	18	(13,247)	(160)	300	5
Class R-3	104,403	1,259	16,191	213	(140,802)	(1,708)	(20,208)	(236)
Class R-4	155,522	1,855	27,790	362	(231,580)	(2,788)	(48,268)	(571)
Class R-5E	50,320	613	4,753	62	(38,550)	(461)	16,523	214
Class R-5	66,577	799	11,098	143	(86,658)	(1,014)	(8,983)	(72)
Class R-6	5,200,484	62,882	774,980	10,024	(4,379,135)	(52,104)	1,596,329	20,802
Total net increase (decrease)	$12,273,118	147,354	$2,330,348	30,179	$(13,276,623)	(158,740)	$1,326,843	18,793
Refer to the end of the table(s) for footnote(s).

New World Fund	33

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2024
Class A	$543,291	6,972	$304,076	4,130	$(1,729,780)	(22,140)	$(882,413)	(11,038)
Class C	24,549	332	5,456	78	(99,859)	(1,347)	(69,854)	(937)
Class T	—	—	—	—	—	—	—	—
Class F-1	100,351	1,306	21,533	295	(252,981)	(3,288)	(131,097)	(1,687)
Class F-2	3,534,926	45,388	432,550	5,898	(3,452,700)	(44,379)	514,776	6,907
Class F-3	1,716,110	21,899	208,841	2,838	(1,659,877)	(21,275)	265,074	3,462
Class 529-A	64,287	834	22,074	303	(156,481)	(2,027)	(70,120)	(890)
Class 529-C	3,850	52	335	5	(10,351)	(140)	(6,166)	(83)
Class 529-E	1,752	23	709	10	(5,938)	(78)	(3,477)	(45)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	23,062	296	3,437	47	(25,515)	(325)	984	18
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	3,613	49	434	6	(6,533)	(88)	(2,486)	(33)
Class R-2	38,017	511	4,827	69	(65,232)	(869)	(22,388)	(289)
Class R-2E	11,066	144	805	11	(10,340)	(134)	1,531	21
Class R-3	94,043	1,222	10,949	151	(127,011)	(1,651)	(22,019)	(278)
Class R-4	150,827	1,953	18,847	258	(185,935)	(2,383)	(16,261)	(172)
Class R-5E	30,222	390	2,719	37	(24,249)	(317)	8,692	110
Class R-5	58,235	744	8,530	115	(100,623)	(1,286)	(33,858)	(427)
Class R-6	6,900,469	88,443	343,204	4,667	(2,051,150)	(25,962)	5,192,523	67,148
Total net increase (decrease)	$13,298,670	170,558	$1,389,326	18,918	$(9,964,555)	(127,689)	$4,723,441	61,787
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
11. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $30,399,747,000 and $29,495,175,000, respectively, during the year ended October 31, 2025.

34	New World Fund

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
10/31/2025	$82.05	$1.00	$17.30	$18.30	$(.65 )	$(2.17)	$(2.82)	$97.53	23.20%	$14,508	.97%	.97%	1.18%
10/31/2024	68.46	.96	14.47	15.43	(.93 )	(.91 )	(1.84)	82.05	22.85	13,012.98		.98	1.23
10/31/2023	62.50	.83	5.72	6.55	(.59 )	—	(.59 )	68.46	10.50	11,612	1.00	1.00	1.17
10/31/2022	93.89	.69	(26.15)	(25.46)	(.37 )	(5.56)	(5.93)	62.50	(28.73)	11,303.96		.96	.93
10/31/2021	73.88	.38	19.72	20.10	(.09 )	—	(.09 )	93.89	27.20	17,043.96		.96	.42
Class C:
10/31/2025	77.86	.34	16.45	16.79	— [5]	(2.17)	(2.17)	92.48	22.28	254	1.72	1.72	.42
10/31/2024	64.99	.36	13.76	14.12	(.34 )	(.91 )	(1.25)	77.86	21.94	278	1.72	1.72	.48
10/31/2023	59.27	.28	5.45	5.73	(.01 )	—	(.01 )	64.99	9.67	293	1.75	1.75	.41
10/31/2022	89.61	.11	(24.89)	(24.78)	—	(5.56)	(5.56)	59.27	(29.28)	335	1.72	1.72	.15
10/31/2021	70.96	(.29 )	18.94	18.65	—	—	—	89.61	26.26	598	1.70	1.70	(.33 )
Class T:
10/31/2025	81.96	1.18	17.25	18.43	(.90 )	(2.17)	(3.07)	97.32	23.46 [6]	— [7]	.71 [6]	.71 [6]	1.39 [6]
10/31/2024	68.42	1.14	14.45	15.59	(1.14)	(.91 )	(2.05)	81.96	23.15 [6]	— [7]	.69 [6]	.69 [6]	1.46 [6]
10/31/2023	62.49	1.01	5.71	6.72	(.79 )	—	(.79 )	68.42	10.79 [6]	— [7]	.72 [6]	.72 [6]	1.42 [6]
10/31/2022	93.87	.87	(26.11)	(25.24)	(.58 )	(5.56)	(6.14)	62.49	(28.56)[6]	— [7]	.71 [6]	.71 [6]	1.18 [6]
10/31/2021	73.86	.58	19.69	20.27	(.26 )	—	(.26 )	93.87	27.47 [6]	— [7]	.74 [6]	.74 [6]	.63 [6]
Class F-1:
10/31/2025	81.48	1.00	17.18	18.18	(.66 )	(2.17)	(2.83)	96.83	23.21	940.96		.96	1.19
10/31/2024	67.99	.96	14.38	15.34	(.94 )	(.91 )	(1.85)	81.48	22.87	855.97		.97	1.24
10/31/2023	62.05	.85	5.67	6.52	(.58 )	—	(.58 )	67.99	10.53	828.96		.96	1.21
10/31/2022	93.27	.67	(25.95)	(25.28)	(.38 )	(5.56)	(5.94)	62.05	(28.74)	854.96		.96	.91
10/31/2021	73.39	.39	19.58	19.97	(.09 )	—	(.09 )	93.27	27.22	1,418.95		.95	.43
Class F-2:
10/31/2025	81.95	1.24	17.25	18.49	(.91 )	(2.17)	(3.08)	97.36	23.56	22,757.68		.68	1.47
10/31/2024	68.39	1.19	14.44	15.63	(1.16)	(.91 )	(2.07)	81.95	23.20	18,086.68		.68	1.53
10/31/2023	62.44	1.05	5.70	6.75	(.80 )	—	(.80 )	68.39	10.85	14,620.68		.68	1.48
10/31/2022	93.83	.90	(26.09)	(25.19)	(.64 )	(5.56)	(6.20)	62.44	(28.52)	14,343.68		.68	1.22
10/31/2021	73.81	.65	19.68	20.33	(.31 )	—	(.31 )	93.83	27.55	20,219.67		.67	.72
Class F-3:
10/31/2025	82.29	1.33	17.33	18.66	(.99 )	(2.17)	(3.16)	97.79	23.69	9,889.57		.57	1.58
10/31/2024	68.67	1.28	14.49	15.77	(1.24)	(.91 )	(2.15)	82.29	23.34	8,466.57		.57	1.63
10/31/2023	62.70	1.13	5.73	6.86	(.89 )	—	(.89 )	68.67	10.98	6,827.58		.58	1.59
10/31/2022	94.20	.99	(26.19)	(25.20)	(.74 )	(5.56)	(6.30)	62.70	(28.45)	5,666.57		.57	1.34
10/31/2021	74.08	.76	19.74	20.50	(.38 )	—	(.38 )	94.20	27.70	7,473.57		.57	.83
Class 529-A:
10/31/2025	81.18	.97	17.11	18.08	(.63 )	(2.17)	(2.80)	96.46	23.19	1,018.99		.99	1.16
10/31/2024	67.75	.93	14.32	15.25	(.91 )	(.91 )	(1.82)	81.18	22.81	918	1.00	1.00	1.20
10/31/2023	61.86	.80	5.66	6.46	(.57 )	—	(.57 )	67.75	10.48	826	1.02	1.02	1.14
10/31/2022	93.01	.66	(25.89)	(25.23)	(.36 )	(5.56)	(5.92)	61.86	(28.76)	807.99		.99	.90
10/31/2021	73.19	.36	19.54	19.90	(.08 )	—	(.08 )	93.01	27.17	1,205.97		.97	.40
Refer to the end of the table(s) for footnote(s).

New World Fund	35

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
10/31/2025	$78.05	$.32	$16.49	$16.81	$—	$(2.17)	$(2.17)	$92.69	22.23%	$17	1.75%	1.75%	.40%
10/31/2024	65.08	.34	13.79	14.13	(.25 )	(.91 )	(1.16)	78.05	21.91	18	1.75	1.75	.45
10/31/2023	59.37	.24	5.47	5.71	—	—	—	65.08	9.62	20	1.80	1.80	.36
10/31/2022	89.80	.07	(24.94)	(24.87)	—	(5.56)	(5.56)	59.37	(29.31)	25	1.77	1.77	.09
10/31/2021	71.13	(.33 )	19.00	18.67	—	—	—	89.80	26.23	46	1.73	1.73	(.38 )
Class 529-E:
10/31/2025	80.38	.79	16.96	17.75	(.46 )	(2.17)	(2.63)	95.50	22.92	32	1.20	1.20	.96
10/31/2024	67.09	.78	14.19	14.97	(.77 )	(.91 )	(1.68)	80.38	22.57	31	1.19	1.19	1.01
10/31/2023	61.25	.66	5.61	6.27	(.43 )	—	(.43 )	67.09	10.27	29	1.21	1.21	.95
10/31/2022	92.11	.51	(25.66)	(25.15)	(.15 )	(5.56)	(5.71)	61.25	(28.90)	29	1.19	1.19	.70
10/31/2021	72.57	.17	19.37	19.54	—	—	—	92.11	26.93	45	1.18	1.18	.19
Class 529-T:
10/31/2025	81.92	1.15	17.25	18.40	(.82 )	(2.17)	(2.99)	97.33	23.41 [6]	— [7]	.77 [6]	.77 [6]	1.36 [6]
10/31/2024	68.40	1.10	14.45	15.55	(1.12)	(.91 )	(2.03)	81.92	23.08 [6]	— [7]	.78 [6]	.78 [6]	1.41 [6]
10/31/2023	62.47	.98	5.70	6.68	(.75 )	—	(.75 )	68.40	10.74 [6]	— [7]	.75 [6]	.75 [6]	1.39 [6]
10/31/2022	93.83	.84	(26.10)	(25.26)	(.54 )	(5.56)	(6.10)	62.47	(28.58)[6]	— [7]	.75 [6]	.75 [6]	1.14 [6]
10/31/2021	73.84	.53	19.69	20.22	(.23 )	—	(.23 )	93.83	27.43 [6]	— [7]	.78 [6]	.78 [6]	.59 [6]
Class 529-F-1:
10/31/2025	80.95	1.11	17.03	18.14	(.83 )	(2.17)	(3.00)	96.09	23.38 [6]	— [7]	.77 [6]	.77 [6]	1.33 [6]
10/31/2024	67.61	1.06	14.28	15.34	(1.09)	(.91 )	(2.00)	80.95	23.04 [6]	— [7]	.78 [6]	.78 [6]	1.37 [6]
10/31/2023	61.77	.93	5.65	6.58	(.74 )	—	(.74 )	67.61	10.68 [6]	— [7]	.79 [6]	.79 [6]	1.33 [6]
10/31/2022	92.91	.81	(25.82)	(25.01)	(.57 )	(5.56)	(6.13)	61.77	(28.60)[6]	— [7]	.78 [6]	.78 [6]	1.11 [6]
10/31/2021	73.20	.55	19.53	20.08	(.37 )	—	(.37 )	92.91	27.44 [6]	— [7]	.75 [6]	.75 [6]	.60 [6]
Class 529-F-2:
10/31/2025	82.06	1.23	17.28	18.51	(.89 )	(2.17)	(3.06)	97.51	23.54	170.70		.70	1.46
10/31/2024	68.49	1.19	14.46	15.65	(1.17)	(.91 )	(2.08)	82.06	23.21	137.69		.69	1.52
10/31/2023	62.53	1.05	5.71	6.76	(.80 )	—	(.80 )	68.49	10.85	113.68		.68	1.49
10/31/2022	93.92	.90	(26.14)	(25.24)	(.59 )	(5.56)	(6.15)	62.53	(28.54)	103.69		.69	1.21
10/31/2021	73.88	.59	19.69	20.28	(.24 )	—	(.24 )	93.92	27.48	138.74		.74	.65
Class 529-F-3:
10/31/2025	81.87	1.24	17.23	18.47	(.94 )	(2.17)	(3.11)	97.23	23.56	— [7]	.63	.63	1.48
10/31/2024	68.35	1.19	14.43	15.62	(1.19)	(.91 )	(2.10)	81.87	23.22	— [7]	.63	.63	1.52
10/31/2023	62.44	1.04	5.71	6.75	(.84 )	—	(.84 )	68.35	10.84	— [7]	.65	.65	1.48
10/31/2022	93.84	.92	(26.08)	(25.16)	(.68 )	(5.56)	(6.24)	62.44	(28.50)	— [7]	.64	.64	1.25
10/31/2021	73.88	.67	19.68	20.35	(.39 )	—	(.39 )	93.84	27.58	— [7]	.67	.62	.73
Class R-1:
10/31/2025	77.94	.39	16.49	16.88	—	(2.17)	(2.17)	92.65	22.35	21	1.65	1.65	.48
10/31/2024	65.13	.41	13.78	14.19	(.47 )	(.91 )	(1.38)	77.94	22.02	22	1.66	1.66	.55
10/31/2023	59.48	.33	5.48	5.81	(.16 )	—	(.16 )	65.13	9.77	21	1.67	1.67	.49
10/31/2022	89.83	.19	(24.98)	(24.79)	—	(5.56)	(5.56)	59.48	(29.21)	21	1.63	1.63	.26
10/31/2021	71.14	(.28 )	18.97	18.69	—	—	—	89.83	26.26	29	1.70	1.70	(.32 )
Refer to the end of the table(s) for footnote(s).

36	New World Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
10/31/2025	$77.97	$.39	$16.45	$16.84	$(.11 )	$(2.17)	$(2.28)	$92.53	22.32%	$265	1.67%	1.67%	.48%
10/31/2024	65.16	.41	13.78	14.19	(.47 )	(.91 )	(1.38)	77.97	22.01	250	1.66	1.66	.54
10/31/2023	59.47	.33	5.48	5.81	(.12 )	—	(.12 )	65.16	9.77	228	1.67	1.67	.49
10/31/2022	89.85	.15	(24.97)	(24.82)	—	(5.56)	(5.56)	59.47	(29.24)	224	1.67	1.67	.21
10/31/2021	71.13	(.26 )	18.98	18.72	—	—	—	89.85	26.30	341	1.66	1.66	(.29 )
Class R-2E:
10/31/2025	80.28	.65	16.93	17.58	(.37 )	(2.17)	(2.54)	95.32	22.71	50	1.37	1.37	.78
10/31/2024	67.07	.64	14.18	14.82	(.70 )	(.91 )	(1.61)	80.28	22.37	42	1.37	1.37	.83
10/31/2023	61.22	.55	5.61	6.16	(.31 )	—	(.31 )	67.07	10.08	34	1.38	1.38	.79
10/31/2022	92.06	.37	(25.65)	(25.28)	—	(5.56)	(5.56)	61.22	(29.03)	28	1.38	1.38	.51
10/31/2021	72.67	— [5]	19.39	19.39	—	—	—	92.06	26.67	42	1.37	1.37	— [8]
Class R-3:
10/31/2025	80.47	.77	16.98	17.75	(.47 )	(2.17)	(2.64)	95.58	22.90	574	1.22	1.22	.93
10/31/2024	67.20	.76	14.21	14.97	(.79 )	(.91 )	(1.70)	80.47	22.56	502	1.21	1.21	.99
10/31/2023	61.34	.65	5.62	6.27	(.41 )	—	(.41 )	67.20	10.26	438	1.22	1.22	.94
10/31/2022	92.20	.48	(25.67)	(25.19)	(.11 )	(5.56)	(5.67)	61.34	(28.92)	417	1.22	1.22	.66
10/31/2021	72.67	.13	19.40	19.53	—	—	—	92.20	26.86	644	1.22	1.22	.15
Class R-4:
10/31/2025	81.51	1.03	17.18	18.21	(.71 )	(2.17)	(2.88)	96.84	23.25	890.92		.92	1.23
10/31/2024	68.03	1.00	14.38	15.38	(.99 )	(.91 )	(1.90)	81.51	22.93	796.92		.92	1.29
10/31/2023	62.11	.87	5.69	6.56	(.64 )	—	(.64 )	68.03	10.58	676.93		.93	1.23
10/31/2022	93.33	.72	(25.99)	(25.27)	(.39 )	(5.56)	(5.95)	62.11	(28.70)	673.92		.92	.98
10/31/2021	73.44	.42	19.59	20.01	(.12 )	—	(.12 )	93.33	27.26	989.92		.92	.46
Class R-5E:
10/31/2025	81.18	1.21	17.07	18.28	(.89 )	(2.17)	(3.06)	96.40	23.51	161.72		.72	1.44
10/31/2024	67.77	1.15	14.31	15.46	(1.14)	(.91 )	(2.05)	81.18	23.17	118.72		.72	1.48
10/31/2023	61.88	1.02	5.65	6.67	(.78 )	—	(.78 )	67.77	10.80	91.73		.73	1.45
10/31/2022	93.07	.85	(25.86)	(25.01)	(.62 )	(5.56)	(6.18)	61.88	(28.57)	74.72		.72	1.16
10/31/2021	73.23	.63	19.50	20.13	(.29 )	—	(.29 )	93.07	27.52	102.71		.71	.70
Class R-5:
10/31/2025	82.50	1.30	17.37	18.67	(.95 )	(2.17)	(3.12)	98.05	23.64	347.63		.63	1.53
10/31/2024	68.83	1.24	14.55	15.79	(1.21)	(.91 )	(2.12)	82.50	23.29	298.62		.62	1.58
10/31/2023	62.85	1.10	5.73	6.83	(.85 )	—	(.85 )	68.83	10.90	278.63		.63	1.54
10/31/2022	94.40	.95	(26.25)	(25.30)	(.69 )	(5.56)	(6.25)	62.85	(28.48)	250.62		.62	1.28
10/31/2021	74.24	.70	19.81	20.51	(.35 )	—	(.35 )	94.40	27.64	378.62		.62	.76
Class R-6:
10/31/2025	82.24	1.33	17.32	18.65	(1.00)	(2.17)	(3.17)	97.72	23.69	23,975.57		.57	1.58
10/31/2024	68.63	1.28	14.49	15.77	(1.25)	(.91 )	(2.16)	82.24	23.35	18,465.57		.57	1.63
10/31/2023	62.67	1.13	5.72	6.85	(.89 )	—	(.89 )	68.63	10.97	10,801.58		.58	1.59
10/31/2022	94.15	.99	(26.17)	(25.18)	(.74 )	(5.56)	(6.30)	62.67	(28.45)	8,393.57		.57	1.34
10/31/2021	74.05	.73	19.75	20.48	(.38 )	—	(.38 )	94.15	27.70	10,326.57		.57	.80
Refer to the end of the table(s) for footnote(s).

New World Fund	37

Financial highlights (continued)

	Year ended October 31,
	2025	2024	2023	2022	2021
Portfolio turnover rate for all share classes[9]	46%	37%	32%	39%	32%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Amount less than $.01.
[6]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[7]	Amount less than $1 million.
[8]	Amount less than .01%.
[9]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
Refer to the notes to financial statements.

38	New World Fund

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Directors of New World Fund, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of New World Fund, Inc. (the “Fund”), including the investment portfolio, as of October 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Costa Mesa, California
December 11, 2025
We have served as the auditor of one or more American Funds investment companies since 1956.

39

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended October 31, 2025:
Long-term capital gains	$1,685,120,000
Foreign taxes	$0.25 per share
Foreign source income	$1.74 per share
Qualified dividend income	100%
Section 163(j) interest dividends	$243,056,000
Corporate dividends received deduction	$74,635,000
U.S. government income that may be exempt from state taxation	$63,799,000
Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2026, to determine the calendar year amounts to be included on their 2025 tax returns. Shareholders should consult their tax advisors.

40	New World Fund

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the directors’ deferred compensation disclosure in the notes to financial statements.

New World Fund	41

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through November 30, 2026. The agreement was amended to add an additional advisory fee breakpoint for when the fund’s net assets exceed $71 billion. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as publicly disclosed benchmarks including applicable market and fund indexes over various periods (including the fund’s lifetime) through March 31, 2025. They generally placed greater emphasis on investment results over longer term periods and relative to benchmark’s consistent with the fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses are competitive with, and compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

42	New World Fund

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

New World Fund	43

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the directors' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent director candidates to the full board of directors. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

New World Fund, Inc.

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: January 07, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: January 07, 2026

By   /s/ Hong T. Le

Hong T. Le, Treasurer and

Principal Financial Officer

Date: January 07, 2026